Item 1.  Report to Shareholders

DECEMBER 31, 2004

EQUITY MARKET INDEX FUNDS

Annual Report

T. ROWE PRICE

--------------------------------------------------------------------------------

The views and opinions in this report were current as of December 31, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

--------------------------------------------------------------------------------

Reports on the Web

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com formore information.

T. Rowe Price Equity Market Index Funds
--------------------------------------------------------------------------------

Fellow Shareholders

U.S. stocks rose moderately in the second half of 2004, capping a second consecutive year of gains. Equities declined through mid-August as economic growth moderated amid rising short-term interest rates, surging energy costs, and a heated presidential campaign. Stock prices rose as oil prices backed away from their late-October peak of $55 per barrel, and gains accelerated following the reelection of President Bush. High-profile corporate deals and mergers late in the year were also supportive. By year-end, several major indexes were at or near their highest levels of the year.

Market Environment

The economy continued to expand in the second half of 2004, overcoming a mid-year period of softness that was largely attributable to heightened consumer and business caution amid rising oil prices and a tight presidential election race. Both of these concerns eased in the fourth quarter, as the price of oil fell sharply from its recent high and investors welcomed the uncontested presidential election result. The Federal Reserve continued to unwind its highly accommodative monetary policy in the last six months, though this was not to the detriment of the equity market. Beginning on June 30, the central bank raised the federal funds target rate gradually from 1.00% to 2.25% in five quarter-point increments.

Small-cap shares outperformed their larger counterparts in the second half of 2004 and for the full year: the Russell 2000 Index returned 10.83% and 18.33%, respectively, versus 7.19% and 10.88% for the S&P 500 Index. As measured by various Russell indexes, growth stocks lagged value across all market capitalizations in both periods.

The market for initial public offerings (IPOs) picked up dramatically in 2004, as investors seemed willing to embrace more investment risk than in recent years. According to Thomson Financial, 249 companies went public in 2004 versus 85 in 2003, as reported by The Wall Street Journal. However, as measured by the Dow Jones Wilshire 5000 Composite Index (Wilshire 5000), the universe of publicly traded companies based in the U.S. continued to shrink: there were 4,971 companies in the index at the end of 2004 versus 5,033 six months ago and 5,213 at the end of 2003. Heightened merger activity is one of the primary reasons. Also, some very small companies have been delisting from the major exchanges or taking themselves private, possibly due to the rising costs of complying with securities laws and regulations that were implemented following the corporate scandals of recent years.

Sector Performance

As measured by the Wilshire 5000, every major sector in the U.S. stock market produced positive returns in both the second half of 2004 and the entire year. Since mid-year, utilities, energy, and telecommunication services were among the strongest sectors. The materials and consumer discretionary sectors also performed well, but health care and information technology shares lagged due to weakness among pharmaceuticals and semiconductors, respectively. Consumer staples stocks were also sluggish. For the entire year, energy stocks far surpassed other sectors, but utility, telecommunication services, industrials and business services, and materials companies also performed well. Health care and information technology stocks generated only slight gains.

Wilshire 5000 Returns by Sector
--------------------------------------------------------------------------------

Periods Ended 12/31/04                            6 Months            12 Months
--------------------------------------------------------------------------------

Consumer Discretionary                               12.55%               15.00%

Consumer Staples                                      2.31                 9.29

Energy                                               16.73                33.46

Financials                                           10.58                14.01

Health Care                                           0.62                 4.77

Industrials and Business Services                    10.58                18.69

Information Technology                                3.01                 2.33

Materials                                            15.01                18.69

Telecommunication Services                           15.12                19.12

Utilities                                            18.64                23.54


Equity Index 500 Fund

Your fund returned 7.03% in the second half of 2004 and 10.51% for the entire year. As shown in the table, the fund closely tracked the performance of its benchmark, the S&P 500 Stock Index, in both periods. The fund usually lags slightly due to annual operating and management expenses.

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 12/31/04                            6 Months            12 Months
--------------------------------------------------------------------------------

Equity Index 500 Fund                                 7.03%               10.51%

S&P 500 Stock Index                                   7.19                10.88

The financials sector (20.6% of equities as of December 31, 2004) contributed the most to fund performance in the last six months. Most underlying industries produced gains, led by commercial banks such as Bank of America, Wachovia, and Wells Fargo. Companies tied to the capital markets also had a favorable year, led by Merrill Lynch. Other financial industries were less robust. Insurance stocks lagged, pressured by New York Attorney General Eliot Spitzer's allegations of bid-rigging against insurance broker Marsh & McLennan--one of our largest performance detractors--and by the broadening of his investigation into insurance industry practices. (Please see the fund's portfolio of investments for a complete listing of fund holdings and the amount each represents in the portfolio.)

Consumer discretionary shares (11.9% of equities) also performed well. Stocks of hotels, restaurants, and companies associated with leisure activities paced the sector's advance, especially McDonald's, Starbucks, and cruise ship operator Carnival. Specialty retailers also rose, led by home improvement specialists Home Depot and Lowe's. Stocks of several media companies struggled, though industry titans Comcast, Time Warner, and Disney contributed substantially to fund performance. Automobile companies lagged.

Industrials and business services (11.8% of equities) generally produced positive returns, though index heavyweight GE, which was the fund's second-largest contributor to our results, represented a substantial portion of the sector's gains. Machinery stocks, led by Caterpillar, plowed ahead as the economy continued its expansion. Other industries also moved forward, including air freight and railroads, though the commercial services and supply industry was the sector's caboose.

Portfolio Characteristics
--------------------------------------------------------------------------------

                                                                        Extended
                                       Equity     Total Equity            Equity
As of 12/31/04                      Index 500     Market Index      Market Index
--------------------------------------------------------------------------------

Market Cap (Investment-
Weighted Median)                $55.7 billion    $27.4 billion      $2.3 billion

Earnings Growth Rate
Estimated Next 5 Years *                11.5%            11.8%             14.0%

P/E Ratio (Based on Next
12 Months' Estimated Earnings) *        17.8X            17.9X             19.0X

* Source data: IBES. Forecasts are in no way indicative of future investment returns.

Energy stocks (7.1% of equities) were fueled by the highest U.S. oil prices in 21 years. Nearly every energy stock in the fund and the index produced gains in the last six months, though much of the sector's contribution to our results stems from the favorable performance of ExxonMobil. Telecommunication services shares (3.3% of equities) also connected with investors, as industry fundamentals showed signs of stabilization and improvement, with Verizon Communications, Sprint, and SBC Communications among our top contributors. In addition, utilities (2.9% of equities) gained as investors sought higher-yielding securities in an environment of low interest rates.

Information technology stocks (16.1% of equities) were disappointing in the second half of 2004, though a robust rebound in the fourth quarter offset third-quarter losses. Technology shares lagged as strength in makers of computers and peripherals, especially IBM, Dell, and Apple Computer, was offset by weakness in semiconductor and, to a lesser extent, communications equipment companies. In fact, chip giant Intel and networking behemoth Cisco Systems, bellwethers of each industry, were two of our worst contributors to performance.

The health care sector (12.7% of equities) detracted from fund performance the most in the last six months. Although a few health care providers and service companies performed very well, such as UnitedHealth Group and WellPoint, pharmaceutical stocks Pfizer and Merck fell sharply amid concerns about heightened cardiovascular risks and other undesirable side effects from various drugs following Merck's worldwide withdrawal of its Vioxx arthritis medicine.

There were 20 changes to the composition of the S&P 500 in 2004, 10 of which occurred in the last six months. Companies that joined the index included Compass Bancshares, CIT Group, and Archstone-Smith Trust in the financials sector; health care companies Laboratory Corporation of America and Fisher Scientific; and News Corp. and Coach in the consumer discretionary sector. Notable departures from the index include PeopleSoft, which was acquired by software giant Oracle after a protracted fight; WellPoint, which merged with Anthem; and AT&T Wireless, which was bought by Cingular Wireless, jointly owned by SBC Communications and BellSouth. (Please see the table on page 10 for a list of all index additions and deletions in 2004.)

Total Equity Market Index Fund

Your fund returned 8.20% in the second half of 2004 and 12.22% for the full year. The fund closely tracked the performance of the Dow Jones Wilshire 5000 Composite Index (formerly the Wilshire

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 12/31/04                            6 Months            12 Months
--------------------------------------------------------------------------------

Total Equity Market Index Fund                        8.20%               12.22%

Dow Jones Wilshire 5000
Composite Index *                                     8.37                12.62

*    Dow Jones Wilshire 5000 returns through 12/31/04, calculated as of 1/10/05.

5000 Total Market Index) in both periods, as shown in the table on page 4, but slightly lagged due to annual operating and management expenses.

Because the Wilshire 5000 includes about 5,000 publicly traded companies, it is impractical for us to buy shares of each. Instead, we use sampling strategies in an attempt to match the performance of the index. We manage the portfolio so that its characteristics--including sector allocations and price/earnings ratios--closely resemble those of the index. At the end of December, the fund owned stocks of nearly 2,000 companies.

Sector Diversification
--------------------------------------------------------------------------------

Percent of                                                              Extended
Equities                              Equity      Total Equity            Equity
As of 12/31/04                     Index 500      Market Index      Market Index
--------------------------------------------------------------------------------

Consumer Discretionary                 11.9%             13.8%             18.8%

Consumer Staples                       10.5               9.2               4.7

Energy                                  7.1               6.7               5.5

Financials                             20.6              21.7              25.2

Health Care                            12.7              12.5              11.5

Industrials and Business Services      11.8              10.9              10.0

Information Technology                 16.1              16.0              15.3

Materials                               3.1               3.4               4.5

Telecommunication Services              3.3               2.8               1.6

Trusts                                  0.0               0.0               0.0

Utilities                               2.9               3.0               2.9

Other and Reserves                      0.0               0.0               0.0

Note: The numbers in this table may not match the sector percentages in each fund's portfolio of investments, which are calculated as a percentage of net assets.

In general, what was true about the performance of the 500 Fund in the last six months was also true for this fund: financials, consumer discretionary, and industrials and business services companies were among the fund's top contributors to performance, while the information technology and health care sectors lagged. The Wilshire 5000, which represents the entire U.S. stock market, includes all S&P 500 companies. In fact, the S&P 500 represents about 76% of the Wilshire 5000's total market value. The largest components of the Wilshire index--as with the S&P 500--have the greatest influence on performance. In addition, the percentage weightings of the major sectors are somewhat similar, as shown in the Sector Diversification table above.

Extended Equity Market Index Fund

Your fund returned 11.74% in the second half of 2004 and 18.38% for the entire year. The fund closely tracked the performance of the Dow Jones Wilshire 4500 Completion Index (formerly the Wilshire 4500 Completion Index) in both periods but lagged slightly due to annual operating and management expenses.

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 12/31/04                              6 Months           12 Months
--------------------------------------------------------------------------------

Extended Equity Market Index Fund                     11.74%              18.38%

Dow Jones Wilshire 4500 Completion Index *            12.04               18.57

* Dow Jones Wilshire 4500 returns through 12/31/04, calculated as of 1/10/05.

The index includes nearly 4,500 small- and mid-cap companies, so it is impractical for us to buy shares of each. Instead, we use sampling strategies (just as we do with the Total Equity Market Index Fund) in an attempt to match the performance of the index. At the end of December, the fund held more than 2,400 stocks.

The financials sector (25.2% of equities as of December 31, 2004) contributed the most to fund performance in the last six months. Real estate investment trusts (REITs) paced the sector's advance, as the real estate market remained healthy and investors sought the attractive yields offered by REITs in an environment of low interest rates. Commercial banks also performed well, while other financial industries were less robust.

The consumer discretionary sector (18.8% of equities) produced strong gains in the second half of 2004. Media companies Liberty Media, Sirius Satellite Radio, and Cox Radio were some of our largest individual contributors to fund performance. Stocks of hotels, restaurants, and companies associated with leisure activities also fared well, led by MGM Mirage. Automobile companies, as with their larger peers, lagged other industries in the sector. Internet and catalog retailers were dragged lower by weakness in Amazon.com, one of the fund's largest detractors. (Please see the fund's portfolio of investments for a complete listing of fund holdings and the amount each represents in the portfolio.)

Stocks in the industrials and business services sector (10.0% of equities) generally performed well in the last six months. Most underlying industries contributed to our results, but machinery and road and rail stocks were two of the stronger areas. Airline stocks struggled, however, amid high jet fuel costs, weak fundamentals throughout much of the industry, and poor investor sentiment toward the entire group.

Information technology shares (15.3% of equities) were lackluster in the last six months, as gains in the fourth quarter offset losses in the third.

Most of the sector's contribution to fund performance was attributable to the powerful returns generated by Google, which had one of the largest IPOs in 2004, in the Internet and software services industry. Other industries produced modest gains, but semiconductor stocks struggled along with their larger brethren.

Health care stocks (11.5% of equities) rose modestly in the last six months. Health care providers and service companies contributed the most, led by UnitedHealth Group, PacifiCare Health Systems, and WellChoice. Pharmaceutical stocks trailed other industries as sentiment toward the group was tainted by the woes of several large-cap drug makers.

Year-End Distributions

On December 13, 2004, the Equity Market Index Funds' Board of Directors declared fourth-quarter dividends:

o $0.22 per share for the Equity Index 500 Fund,

o $0.16 per share for the Total Equity Market Index Fund, and

o $0.09 per share for the Extended Equity Market Index Fund.

There were no year-end capital gain distributions. The dividends were paid on December 15 to shareholders of record on December 13. You should have received your check or statement reflecting the dividends, as well as IRS Form 1099-DIV summarizing this information for 2004 tax purposes.

Outlook

U.S. stocks have risen for two consecutive years, which has not occurred since 1998-1999. Favorable fundamentals driving the market--including solid corporate earnings growth, relatively low inflation and interest rates, and a pickup in merger activity--suggest that stocks could continue to rise in 2005. However, returns are likely to be more moderate than in the last two years. Although the Federal Reserve is determined to continue raising short-term interest rates at a "measured" pace, any acceleration of inflation or economic growth could trigger a more aggressive response from the central bank. In addition, concerns about the weakening U.S. dollar or the burgeoning trade and federal budget deficits could add upward pressure to interest rates, which would not be welcomed by equity investors.

In any event, we do not worry about how the market or various equity sectors may perform as the tug of war between bullish and bearish forces plays itself out. Our task is to track the broad equity market indexes with the assets you have entrusted to us, and we appreciate your confidence in our investment management abilities.

Respectfully submitted,

E. Frederick Bair
Chairman of the funds' Investment Advisory Committee

January 14, 2005

The committee chairman has day-to-day responsibility for managing the portfolios and works with committee members in developing and executing each fund's investment program.


New Weighting Methodology for S&P Indexes
--------------------------------------------------------------------------------

Beginning in 2005, Standard & Poor's will change its methodology for weighting stocks in some of its domestic equity indexes, including the S&P 500 Stock Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index. At present, S&P weights stocks in each index based on their market capitalization, which is calculated by multiplying the stock's price by the number of shares outstanding. Under the new "float-weighting" methodology, the weights will be determined based on the value of shares that are available for trading. According to S&P, this would exclude shares that are "closely held by other publicly traded companies, control groups or government agencies."

Standard & Poor's has adopted the following timetable to smooth the transition to the new weighting methodology:

o From January 1, 2005, through March 18, 2005, S&P will continue to calculate index weightings using the full market capitalization of each stock.

o From March 19, 2005, through September 16, 2005, S&P index weighting calculations will reflect a partial implementation of the free-float methodology to reduce the disruptions that might otherwise occur to the index without a transition period.

o After September 16, 2005, S&P will calculate index weightings using a full free-float adjustment.

T. Rowe Price will continue to benchmark the Equity Index 500 Fund against the official S&P 500 Index benchmark. We will gradually shift to the full free-float methodology in tandem with the index.

--------------------------------------------------------------------------------

Risks of Investing

As with all stock mutual funds, the funds' share prices can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Glossary

Dow Jones Wilshire 4500 Completion Index: Tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those in the S&P 500 Stock Index.

Dow Jones Wilshire 5000 Composite Index: Tracks the performance of the most active stocks in the broad U.S. market.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Russell 2000 Index: Tracks the stocks of 2000 small U.S. companies.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

T. Rowe Price Equity Market Index Funds
--------------------------------------------------------------------------------

The Evolving S&P 500 Stock Index
--------------------------------------------------------------------------------

Changes in the index in 2004

Additions                                    Deletions
--------------------------------------------------------------------------------

Affiliated Computer Services                 American Greetings

Archstone-Smith Trust                        AT&T Wireless

Caremark RX                                  Bank One Corp.

CIT Group                                    Charter One Financial

Coach                                        Concord EFS

Compass Bancshares                           Crance

E*TRADE Financial                            Deluxe

Fisher Scientific                            FleetBoston Financial

Freescale Semiconductor                      John Hancock Financial Services

Gilead Sciences                              PeopleSoft

Hospira                                      Regions Financial Corporation

L-3 Communication                            South Trust

Laboratory Corporation of America            Sprint PCS

M&T Bank                                     Thomas & Betts

Mylan Laboratories                           Travelers Property Casualty

News Corp.                                   Tupperware

Regions Financial                            Union Planters

Sovereign Bancorp                            WellPoint Health Networks

Valero Energy                                Winn-Dixie

XTO Energy                                   Worthington Industries

T. Rowe Price Equity Market Index Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

Twenty-Five Largest Holdings

                                                                      Percent of
                                                                      Net Assets
                                                                        12/31/04

Equity Index 500 Fund
--------------------------------------------------------------------------------

GE                                                                          3.3%

ExxonMobil                                                                  2.8

Microsoft                                                                   2.5

Citigroup                                                                   2.1

Wal-Mart                                                                    1.9
--------------------------------------------------------------------------------

Pfizer                                                                      1.7

Bank of America                                                             1.6

Johnson & Johnson                                                           1.6

American International Group                                                1.5

IBM                                                                         1.4
--------------------------------------------------------------------------------

Intel                                                                       1.3

Procter & Gamble                                                            1.2

J.P. Morgan Chase                                                           1.2

Cisco Systems                                                               1.1

Altria Group                                                                1.1
--------------------------------------------------------------------------------

Verizon Communications                                                      1.0

ChevronTexaco                                                               1.0

Wells Fargo                                                                 0.9

Dell                                                                        0.9

Coca-Cola                                                                   0.9
--------------------------------------------------------------------------------

UPS                                                                         0.8

Home Depot                                                                  0.8

Time Warner                                                                 0.8

PepsiCo                                                                     0.8

SBC Communications                                                          0.7
--------------------------------------------------------------------------------

Total                                                                      34.9%

T. Rowe Price Equity Market Index Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

Twenty-Five Largest Holdings

                                                                      Percent of
                                                                      Net Assets
                                                                        12/31/04

Total Equity Market Index Fund
--------------------------------------------------------------------------------

GE                                                                          2.5%

ExxonMobil                                                                  2.2

Microsoft                                                                   1.9

Citigroup                                                                   1.6

Wal-Mart                                                                    1.5
--------------------------------------------------------------------------------

Pfizer                                                                      1.3

Bank of America                                                             1.3

Johnson & Johnson                                                           1.2

American International Group                                                1.1

IBM                                                                         1.1
--------------------------------------------------------------------------------

Intel                                                                       1.0

Procter & Gamble                                                            0.9

J.P. Morgan Chase                                                           0.9

Berkshire Hathaway                                                          0.9

Cisco Systems                                                               0.9
--------------------------------------------------------------------------------

Altria Group                                                                0.8

ChevronTexaco                                                               0.7

Verizon Communications                                                      0.7

Dell                                                                        0.7

Wells Fargo                                                                 0.7
--------------------------------------------------------------------------------

Coca-Cola                                                                   0.7

Home Depot                                                                  0.6

UPS                                                                         0.6

PepsiCo                                                                     0.6

Time Warner                                                                 0.6
--------------------------------------------------------------------------------

Total                                                                      27.0%

T. Rowe Price Equity Market Index Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

Twenty-Five Largest Holdings

                                                                      Percent of
                                                                      Net Assets
                                                                        12/31/04

Extended Equity Market Index Fund
--------------------------------------------------------------------------------

Berkshire Hathaway                                                          3.5%

Kraft Foods                                                                 1.6

Genentech                                                                   1.5

Google                                                                      1.4

Liberty Media                                                               0.9
--------------------------------------------------------------------------------

DIRECTV                                                                     0.6

IAC/InterActiveCorp                                                         0.5

Amazon.com                                                                  0.5

Las Vegas Sands                                                             0.4

Juniper Networks                                                            0.4
--------------------------------------------------------------------------------

Fox Entertainment Group                                                     0.4

Genworth Financial                                                          0.4

MGM Mirage                                                                  0.3

Royal Caribbean Cruises                                                     0.3

UnionBancal                                                                 0.3
--------------------------------------------------------------------------------

Vornado Realty Trust                                                        0.3

D. R. Horton                                                                0.3

Sirius Satellite Radio                                                      0.2

Enterprise Products Partners                                                0.2

Washington Post                                                             0.2
--------------------------------------------------------------------------------

XTO Energy                                                                  0.2

Kmart Corporation                                                           0.2

Lennar                                                                      0.2

Harman International                                                        0.2

Liberty Media International                                                 0.2
--------------------------------------------------------------------------------

Total                                                                      15.2%

T. Rowe Price Equity Market Index Funds
--------------------------------------------------------------------------------

Growth of $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

Equity Index 500 Fund
--------------------------------------------------------------------------------

As of 12/31/04
Equity Index 500 Fund                                           $        30,401
S&P 500 Stock Index                                             $        31,258

                                              Equity Index              S&P 500
                                                  500 Fund          Stock Index

12/94                                      $        10,000      $        10,000

12/95                                               13,716               13,758

12/96                                               16,824               16,917

12/97                                               22,354               22,561

12/98                                               28,683               29,008

12/99                                               34,602               35,112

12/00                                               31,383               31,915

12/01                                               27,564               28,122

12/02                                               21,441               21,907

12/03                                               27,510               28,190

12/04                                               30,401               31,258

Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 12/31/04                      1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

Equity Index 500 Fund                       10.51%         -2.56%         11.76%

S&P 500 Stock Index                         10.88          -2.30          12.07

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for 90 days or less. The performance information shown does not reflect the deduction of the redemption fee. If it did, the performance would be lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. Rowe Price Equity Market Index Funds
--------------------------------------------------------------------------------

Growth of $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

Total Equity Market Index Fund
--------------------------------------------------------------------------------

As of 12/31/04
Total Equity Market Index Fund                                  $        14,014
Dow Jones Wilshire 5000 Composite Index                         $        14,118

                                              Total Equity            Dow Jones
                                                    Market        Wilshire 5000
                                                Index Fund      Composite Index

1/30/98                                    $        10,000      $        10,000

12/98                                               12,320               12,276

12/99                                               15,184               15,169

12/00                                               13,615               13,516

12/01                                               12,090               12,033

12/02                                                9,531                9,523

12/03                                               12,488               12,536

12/04                                               14,014               14,118

Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                           Since
                                                                       Inception
Periods Ended 12/31/04                          1 Year     5 Years     (1/30/98)
--------------------------------------------------------------------------------

Total Equity Market Index Fund                  12.22%      -1.59%         5.00%

Dow Jones Wilshire 5000 Composite Index         12.62       -1.42          5.11

Dow Jones Wilshire 5000 returns through 12/31/04, calculated as of 1/10/05.

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for 90 days or less. The performance information shown does not reflect the deduction of the redemption fee. If it did, the performance would be lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. Rowe Price Equity Market Index Funds
--------------------------------------------------------------------------------

Growth of $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

Extended Equity Market Index Fund
--------------------------------------------------------------------------------

As of 12/31/04
Extended Equity Market Index Fund                               $        15,878
Dow Jones Wilshire 4500 Completion Index                        $        15,988

                                                  Extended            Dow Jones
                                             Equity Market        Wilshire 4500
                                                Index Fund     Completion Index

1/30/98                                    $        10,000      $        10,000

12/98                                               11,229               11,021

12/99                                               15,016               14,932

12/00                                               12,677               12,577

12/01                                               11,467               11,404

12/02                                                9,389                9,375

12/03                                               13,412               13,492

12/04                                               15,878               15,988

Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                          Since
                                                                      Inception
Periods Ended 12/31/04                     1 Year        5 Years      (1/30/98)
--------------------------------------------------------------------------------

Extended Equity Market Index Fund          18.38%          1.12%           6.91%

Dow Jones Wilshire 4500 Completion Index   18.57           1.38            7.02

Dow Jones Wilshire 4500 returns through 12/31/04, calculated as of 1/10/05.

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for 90 days or less. The performance information shown does not reflect the deduction of the redemption fee. If it did, the performance would be lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. Rowe Price Equity Market Index Funds
--------------------------------------------------------------------------------

Fund Expense Example
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of each of the following tables ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of each table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying tables. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts, but not to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC(RT) Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the tables highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                Beginning           Ending         Expenses Paid
                            Account Value    Account Value        During Period*
                                   7/1/04         12/31/04    7/1/04 to 12/31/04
--------------------------------------------------------------------------------

Actual                             $1,000        $1,070.30                 $1.82

Hypothetical (assumes 5%
return before expenses)             1,000         1,023.38                  1.78

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.35%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by the days in the year (366) to reflect the half-year period.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

                                Beginning           Ending         Expenses Paid
                            Account Value    Account Value        During Period*
                                   7/1/04         12/31/04    7/1/04 to 12/31/04
--------------------------------------------------------------------------------

Actual                             $1,000        $1,082.00                 $2.09

Hypothetical (assumes 5%
return before expenses)             1,000         1,023.13                  2.03

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by the days in the year (366) to reflect the half-year period.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------

                                Beginning           Ending         Expenses Paid
                            Account Value    Account Value        During Period*
                                   7/1/04         12/31/04    7/1/04 to 12/31/04
--------------------------------------------------------------------------------

Actual                             $1,000        $1,117.40                 $2.13

Hypothetical (assumes 5%
return before expenses)             1,000         1,023.13                  2.03

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by the days in the year (366) to reflect the half-year period.

DECEMBER 31, 2004

EXTENDED EQUITY MARKET INDEX FUND

Annual Report -- Financial Statements

T. ROWE PRICE

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                  Year
                                 Ended
                              12/31/04  12/31/03  12/31/02  12/31/01  12/31/00
NET ASSET VALUE

Beginning of period            $ 11.27   $  7.94   $  9.77   $ 11.12   $ 14.05

Investment activities
  Net investment
  income (loss)                   0.09      0.07      0.06      0.10      0.09

  Net realized and
  unrealized gain (loss)          1.98      3.33     (1.83)    (1.17)    (2.26)

  Total from
  investment activities           2.07      3.40     (1.77)    (1.07)    (2.17)

Distributions
  Net investment income          (0.09)    (0.07)    (0.06)    (0.10)    (0.09)

  Net realized gain                  --        --        --    (0.18)    (0.67)

  Total distributions            (0.09)    (0.07)    (0.06)    (0.28)    (0.76)

NET ASSET VALUE

End of period                  $ 13.25   $ 11.27   $  7.94   $  9.77   $ 11.12
                               ------------------------------------------------

Ratios/Supplemental Data

Total return^                    18.38%    42.85%  (18.12)%   (9.55)%  (15.58)%

Ratio of total expenses to
average net assets                0.40%     0.40%     0.40%     0.40%     0.40%

Ratio of net investment
income (loss) to average
net assets                        0.83%     0.89%     0.74%     0.96%     0.78%

Portfolio turnover rate           11.2%      8.5%     21.0%     31.3%     30.5%

Net assets, end of period
(in thousands)                $161,118  $118,880  $ 66,658  $ 77,331  $ 86,322


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
                                                               December 31, 2004

Portfolio of Investments (1)                            Shares             Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS AND WARRANTS 97.7%

CONSUMER DISCRETIONARY 18.4%

Auto Components 0.6%

Aftermarket Technology *                                 1,800                29

Amcast Industrial *                                      2,200                 0

American Axle & Manufacturing Holdings                   2,200                68

Arvinmeritor                                             3,225                72

Bandag (ss.)                                               700                35

Borg-Warner                                              2,200               119

Collins & Aikman *(ss.)                                  4,300                19

Drew Industries *(ss.)                                   1,200                43

Dura Automotive Systems *                                1,300                14

Gentex (ss.)                                             3,000               111

IMPCO Technologies *(ss.)                                2,900                22

Keystone Automotive *                                    1,200                28

Lear                                                     2,900               177

Modine Manufacturing                                     1,300                44

Noble International                                      1,000                20

Rockford Corporation *(ss.)                              2,600                 5

Sauer-Danfoss                                            1,800                39

Sports Resorts International *(ss.)                      4,000                12

Standard Motor Products (ss.)                            1,500                24

Superior Industries International (ss.)                  1,000                29

Tower Automotive *(ss.)                                  3,300                 8

TRW Automotive *                                         4,100                85

Universal Automotive *                                   3,200                 2

                                                                           1,005

Automobiles 0.2%

Coachmen Industries (ss.)                                1,300                22

Fleetwood *(ss.)                                         2,500                34

Monaco Coach (ss.)                                       1,500                31

National RV Holdings *                                   1,600                15

Thor Industries                                          2,600                96

Winnebago (ss.)                                          1,500                59

Distributors 0.1%

ACR Group *(ss.)                                         1,400                 4

Advanced Marketing Services (ss.)                        2,000                20

Educational Development                                    300                 3

Handleman (ss.)                                          1,600                35

Source Information Management *                          1,900                25

Transnet                                                 2,200                 3

WESCO International *                                    2,300                68

                                                                             158

Hotels, Restaurants & Leisure 3.5%

Ameristar Casinos                                        1,000                43

Applebee's                                               3,175                84

Archon Corporation *                                     1,100                22

Argosy Gaming *                                          1,600                75

Aztar *                                                  1,700                59

Bally Total Fitness Holdings *(ss.)                      1,500                 6

Bob Evans Farms                                          1,500                39

Bowl America, Class A                                      300                 4

Boyd Gaming                                              3,600               150

Brinker *                                                3,850               135

BUCA *(ss.)                                              2,400                17

Caesars Entertainment *                                 13,200               266

California Pizza Kitchen *                               1,200                28

CEC Entertainment *                                      1,650                66

Cedar Fair (ss.)                                         2,000                66

Choice Hotels International                              1,500                87

Churchill Downs                                            500                22

CKR Restaurants *(ss.)                                   2,450                36

Cracker Barrel                                           2,400               100

Dave & Buster's *(ss.)                                   1,200                24

Diamondhead Casino *                                    10,500                 6

Domino's Pizza (ss.)                                     2,900                52

Dover Downs Gaming and Entertainment                       388                 5

Dover Motorsports                                        3,100                18

Famous Dave's of America *                               3,000                38

Frisch's Restaurants                                       800                19

Gaming Partners *(ss.)                                     600                12

Gaylord Entertainment *(ss.)                             1,700                71

Golf Trust of America, REIT *                            1,900                 4

GTECH                                                    4,800               125

IHOP                                                       900                38

International Speedway, Class A                          2,100               111

Isle of Capris Casinos *(ss.)                            1,100                28

Jack In The Box *                                        1,500                55

Krispy Kreme *(ss.)                                      2,400                30

La Quinta Properties *                                   8,100                74

Landry's Seafood Restaurant                              1,300                38

Las Vegas Sands *                                       15,000               720

Lone Star Steakhouse & Saloon                              900                25

Mandalay Resort Group                                    2,900               204

Marcus                                                   1,300                33

MGM Mirage *                                             6,296               458

MTR Gaming Group *                                       2,800                30

Multimedia Games *(ss.)                                  1,500                24

O'Charley's *                                            1,600                31

Outback Steakhouse                                       3,000               137

Panera Bread, Class A *(ss.)                             1,300                52

Papa John's International *(ss.)                         1,100                38

Penn National Gaming *                                   1,800               109

PF Chang's China Bistro *(ss.)                           1,200                68

Pinnacle Entertainment *                                 2,300                45

Rare Hospitality International *                         1,650                53

Red Robin Gourmet Burgers *                                800                43

Royal Caribbean Cruises (ss.)                            8,210               447

Ruby Tuesday                                             2,800                73

Ryan's Restaurant Group *                                1,700                26

Schlotzsky's *(ss.)                                      2,100                 0

Scientific Games *                                       3,000                71

Shuffle Master *(ss.)                                    1,499                71

Six Flags *                                              4,400                24

Sonic *                                                  2,362                72

Speedway Motorsports                                     1,800                70

Station Casinos                                          2,750               150

Steak 'N Shake *                                         1,200                24

Texas Roadhouse, Class A *                               1,500                44

The Cheesecake Factory *                                 3,075               100

Triarc, Class B (ss.)                                    2,900                36

Vail Resorts *                                           1,500                34

WMS Industries *(ss.)                                    1,300                44

Wyndham International, Class A *                         4,400                 5

Wynn Resorts *                                           3,500               234

                                                                           5,648

Household Durables 2.2%

American Greetings, Class A                              3,000                76

Applica *                                                1,300                 8

Beazer Homes (ss.)                                         500                73

Blyth Industries                                         2,000                59

Brillian Corp *(ss.)                                       237                 1

Brookfield Homes                                         1,200                41

Champion Enterprises *                                   4,800                57

D. R. Horton                                            10,013               404

Department 56 *                                          1,400                23

Emerson Radio Corporation *                              2,700                10

Enesco Group *                                           1,800                14

Ethan Allen Interiors                                    1,500                60

Flexsteel Industries                                       900                16

Foamex International *(ss.)                              1,700                 6

Furniture Brands International                           2,300                58

Harman International                                     2,740               348

Helen of Troy Limited *(ss.)                               900                30

Hovnanian Enterprises *                                  2,440               121

Jarden *(ss.)                                            1,250                54

Kimball International                                    2,600                38

Knape & Vogt Manufacturing                               1,400                18

La-Z-Boy (ss.)                                           2,600                40

Lennar, Class A                                          6,628               376

Levitt, Class A                                          1,275                39

Libbey                                                     900                20

MDC Holdings                                             1,504               130

Meritage *(ss.)                                            700                79

Mohawk Industries *                                      2,954               269

NVR *                                                      280               215

Oneida *(ss.)                                              500                 1

Palm Harbor Homes *(ss.)                                 1,400                24

Rayovac *                                                1,400                43

Russ Berrie                                              1,100                25

Ryland Group                                             1,860               107

Skyline                                                    400                16

Standard Pacific                                         1,400                90

Stanley Furniture                                          600                27

Technical Olympic USA                                    2,150                55

Tempur-Pedic *                                           4,100                87

Toll Brothers *(ss.)                                     3,100               213

Tupperware                                               2,400                50

Universal Electronics *                                  1,400                25

WCI Communities *(ss.)                                   2,100                62

Yankee Candle Company *                                  2,200                73

                                                                           3,581

Internet & Catalog Retail 0.8%

1-800-Flowers.com *                                      3,700                31

Alloy Online *(ss.)                                      3,200                26

Amazon.com *(ss.)                                       17,300               766

Blue Nile *(ss.)                                         1,100                30

Bluefly *(ss.)                                             700                 2

Coldwater Creek *                                        1,712                53

Drugstore.com *(ss.)                                     5,500                19

Global Sports *(ss.)                                     3,700                66

Hollywood Media *(ss.)                                   1,300                 6

Insight Enterprises *                                    1,900                39

J. Jill Group *(ss.)                                     1,150                17

Mediabay *(ss.)                                          3,800                 6

Netflix *(ss.)                                           2,900                36

Overstock.com *(ss.)                                       900                62

PC Mall *(ss.)                                             800                18
priceline.com *(ss.)                                     2,033                48

Sportsman's Guide *                                        200                 4

ValueVision International *(ss.)                         1,600                22

                                                                           1,251

Leisure Equipment & Products 0.4%

Action Performance Cos (ss.)                             1,800                20

Alliance Gaming *(ss.)                                   3,000                42

Arctic Cat                                               1,057                28

Callaway Golf (ss.)                                      3,800                51

JAKKS Pacific *(ss.)                                     1,600                35

Johnson Outdoors *                                         700                14

K2 *                                                     1,800                29

Leapfrog Enterprises *(ss.)                              2,100                29

MarineMax *                                                800                24

Marvel Enterprises *(ss.)                                4,199                86

Nautilus Group (ss.)                                     1,337                32

Oakley                                                   3,400                43

Polaris Industries (ss.)                                 2,000               136

RC2 Corporation *                                          900                29

SCP Pool                                                 1,612                52

Steinway Musical Instruments *                             600                17

The Boyds Collection *                                   2,700                12

                                                                             679

Media 5.9%

4Kids Entertainment *(ss.)                               1,100                23

Acme Communications *(ss.)                               1,700                12

ADVO                                                     1,550                55

Arbitron *                                               1,600                63

Beasley Broadcast Group *                                1,200                21

Belo Corporation, Class A                                5,000               131

Cablevision Systems, Class A *                          12,960               323

Cadmus Communications                                    1,500                19

Catalina Marketing (ss.)                                 2,250                67

Charter Communications, Class A *(ss.)                  13,400                30

Citadel Broadcasting *                                   5,500                89

Cox Radio, Class A *                                     1,400                23

Crown Media *(ss.)                                       2,700                23

Cumulus Media, Class A *(ss.)                            2,005                30

Daily Journal *                                            600                22

Dex Media                                                6,200               155

Digital Generation Systems *                             5,200                 7

Directv *                                               58,979               987

DreamWorks Animation SKG, Class A *                      4,600               173

EchoStar Communications, Class A                         9,600               319

EMAK Worldwide *                                           800                 8

Emmis Communications *                                   2,600                50

Entercom Communications *                                2,300                83

Entravision Communications, Class A *                    3,844                32

Fisher Communications *                                    500                24

Fox Entertainment Group, Class A *                      18,100               566

Gemstar TV Guide *                                      19,800               117

Getty Images *                                           2,400               165

Grey Global Group (ss.)                                     70                77

Harris Interactive *                                     4,300                34

Harte-Hanks                                              3,550                92

Hearst-Argyle Television                                 3,191                84

Hollinger International (ss.)                            4,000                63

Insight Communications *(ss.)                            2,900                27

Insignia Systems *(ss.)                                    700                 2

Interactive Data *(ss.)                                  3,700                80

John Wiley & Sons                                        2,300                80

Journal Communications                                   3,600                65

Journal Register *                                       2,600                50

Lamar Advertising *                                      3,800               163

Lee Enterprises                                          2,100                97

Liberty                                                    800                35

Liberty Media, Class A *                               124,775             1,370

Liberty Media International, Series A *                  7,483               346

LIN TV *                                                 1,500                29

LodgeNet Entertainment *                                 1,700                30

Martha Stewart Living, Class A *(ss.)                    2,100                61

McClatchy                                                1,900               136

Media General, Class A                                   1,000                65

Mediacom Communications *(ss.)                           4,600                29

Metro Goldwyn Mayer *(ss.)                              10,000               119

Navarre *(ss.)                                           1,500                26

Paxson Communications *                                  6,000                 8

Pegasus Communications, Class A *(ss.)                     400                 4

Penton Media *                                           1,700                 0

Pixar *(ss.)                                             2,400               205

Playboy Enterprises, Class B *                           2,000                25

Primedia *                                               9,236                35

ProQuest *                                               1,300                39

Pulitzer                                                   500                32

R.H. Donnelley *                                         1,600                94

Radio One *                                              4,400                71

Reader's Digest                                          3,900                54

Regal Entertainment Group, Class A (ss.)                 6,000               125

Regent Communications *                                  3,100                16

Rentrak *                                                1,000                13

Saga Communications *                                    1,150                19

Salem Communications, Class A *                          1,400                35

Scholastic *                                             1,600                59

Scripps, Class A                                         6,640               321

Sinclair Broadcasting, Class A                           2,700                25

Sirius Satellite Radio *(ss.)                           52,500               402

Spanish Broadcasting, Class A *                          2,500                26

TiVo *(ss.)                                              4,800                28

Unitedglobalcom, Class A *(ss.)                         16,100               156

Valassis Communications *                                2,300                81

Value Line                                                 800                31

Washington Post, Class B                                   400               393

Westwood One *                                           4,100               110

XM Satellite Radio Holdings, Class A *(ss.)              8,600               324

Young Broadcasting, Class A *(ss.)                       1,400                15

                                                                           9,523

Multiline Retail 0.6%

99 Cents Only Stores *(ss.)                              3,065                49

Bon-Ton Stores                                           1,200                19

Dollar Tree Stores *                                     5,225               150

Fred's (ss.)                                             1,525                27

Kmart Corporation *(ss.)                                 3,900               386

Neiman Marcus, Class A                                   2,300               165

Saks                                                     5,675                82

Shopko Stores *                                          2,000                37

Tuesday Morning *(ss.)                                   1,600                49

                                                                             964

Specialty Retail 3.3%

Aaron Rents, Class A                                     1,575                36

Aaron Rents, Class B                                     1,875                47

Abercrombie & Fitch                                      4,000               188

AC Moore Arts & Crafts *                                 1,000                29

Advance Auto Parts *                                     3,112               136

Aeropostale *                                            2,550                75

American Eagle Outfitters                                2,700               127

AnnTaylor Stores *                                       3,000                65

Asbury Automotive Group *                                2,200                30

Barnes & Noble *                                         3,000                97

bebe stores                                              2,250                61

Big 5 Sporting Goods                                     1,500                44

Blockbuster, Class A (ss.)                               7,700                73

Borders Group                                            3,000                76

Buckle                                                   1,000                30

Building Material Holding                                  900                34

Burlington Coat Factory                                  2,100                48

Cabela's *(ss.)                                          2,700                61

CarMax *(ss.)                                            4,600               143

Cato Corporation                                         1,500                43

Charlotte Russe Holding *(ss.)                           1,200                12

Charming Shoppes *                                       5,200                49

Chico's *                                                3,700               168

Christopher & Banks                                      1,812                33

Claire's Stores                                          3,500                74

Cost Plus *                                                800                26

CSK Auto *                                               2,100                35

Dick's Sporting Goods *(ss.)                             1,400                49

Dress Barn *                                             2,000                35

E Com *(ss.)                                             2,500                30

Electronics Boutique Holdings *                            900                39

Finlay Enterprises *                                       700                14

Foot Locker                                              6,400               172

GameStop, Class B *                                      1,274                29

Genesco *                                                1,400                44

Group One Automotive *                                     800                25

Guess ? *                                                2,100                26

Guitar Center *                                          1,000                53

Gymboree *                                               1,100                14

Hancock Fabrics (ss.)                                    1,100                11

Haverty Furniture                                        1,700                31

Hibbett Sporting Goods *                                 1,312                35

Hollywood Entertainment *                                2,900                38

Hot Topic *                                              2,450                42

Linens 'n Things *                                       1,900                47

Lithia Motors                                            1,400                38

Men's Wearhouse *                                        1,600                51

Michaels Stores                                          5,800               174

Mothers Work *(ss.)                                        700                10

Movie Gallery (ss.)                                      1,000                19

New York & Company *                                     2,200                36

O'Reilly Automotive *(ss.)                               2,200                99

Pacific Sunwear *                                        3,325                74

Pantry *(ss.)                                              900                27

Party City *                                             1,900                25

Payless Shoesource *                                     2,715                33

Pep Boys (ss.)                                           2,400                41

Petco *                                                  2,700               107

PETsMART                                                 6,200               220

Pier 1 Imports                                           4,000                79

Pomeroy Computer Resources *                             1,400                21

Regis                                                    2,000                92

Rent Way *                                               2,000                16

Rent-A-Center *                                          3,150                84

Restoration Hardware *(ss.)                              4,100                24

Rex Stores *                                               750                11

Ross Stores                                              6,100               176

Select Comfort *(ss.)                                    2,000                36

Sharper Image *(ss.)                                       800                15

Shoe Carnival *                                            900                12

Sonic Automotive                                         1,300                32

Stage Stores *                                           1,000                42

Stein Mart *                                             2,700                46

Syms *                                                   1,400                17

Talbots                                                  2,400                65

TBC Corp *                                               1,100                31

The Children's Place *                                   1,100                41

The Finish Line, Class A                                 1,900                35

The Sports Authority *(ss.)                              1,196                31

Too *                                                    1,600                39

Trans World Entertainment *(ss.)                         4,200                52

TSC *                                                    1,800                67

Tweeter Home Entertainment Group *(ss.)                  2,600                18

Ultimate Electronics *(ss.)                              1,000                 1

United Auto Group                                        1,600                47

United Retail Group *                                    1,000                 4

Urban Outfitters *                                       3,500               155

Weight Watchers *(ss.)                                   4,500               185

West Marine *(ss.)                                       1,400                35

Wet Seal *(ss.)                                          1,875                 4

Whitehall Jewellers *                                    1,200                10

Williams-Sonoma *                                        4,900               172

Wilsons Leather *(ss.)                                   1,900                 7

Winmark *                                                1,200                32

Zale *                                                   2,400                72

                                                                           5,334

Textiles, Apparel, & Luxury Goods 0.8%

Brown Shoe                                               1,100                33

Burke Mills *                                            3,800                 5

Charles & Colvard *(ss.)                                   700                 7

Cherokee                                                   900                32

Columbia Sportswear *                                    1,650                98

Culp *                                                   1,600                11

Cutter & Buck                                            1,500                22

Forward Industries *                                     2,300                10

Fossil *                                                 3,087                79

Giant *                                                  1,800                 3

Haggar                                                   1,000                23

K-Swiss, Class A                                         2,000                58

Kellwood                                                 1,200                41

Kenneth Cole Productions                                 1,400                43

Lazare Kaplan International *                            1,600                15

Madden Steven *                                          1,200                23

Marisa Christina *(ss.)                                  2,700                 3

Mossimo *(ss.)                                           3,300                12

Movado Group                                             1,600                30

Movie Star *                                             2,500                 3

Oshkosh B'Gosh (ss.)                                     1,100                24

Phillips-Van Heusen                                      1,300                35

Polo Ralph Lauren                                        4,000               170

Quaker Fabric (ss.)                                      1,900                11

Quiksilver *                                             2,700                80

Russell                                                  1,400                27

Saucony (ss.)                                            1,200                33

Stride Rite                                              2,800                31

Superior Uniform Group                                   1,200                18

Tandy Brands                                             1,400                21

Tarrant Apparel *                                        2,400                 6

Timberland, Class A *                                    1,600               100

Unifi *                                                  6,200                24

UniFirst                                                   900                25

Weyco Group                                                500                22

Wolverine World Wide                                     1,800                57

                                                                           1,235

Total Consumer Discretionary                                              29,635

CONSUMER STAPLES 4.5%

Beverages 0.3%

Chalone Wine Group *                                     1,500                21

Coca-Cola Bottling                                         500                28

Constellation Brands, Class A *                          4,600               214

Midwest Grain Products                                   1,800                16

National Beverage *                                      2,600                22

PepsiAmericas                                            6,400               136

Willamette Valley Vineyards *(ss.)                       2,700                 8

                                                                             445

Food & Staples Retailing 0.6%

7-Eleven *                                               4,800               115

Arden Group                                                200                20

BJ's Wholesale Club *                                    3,100                90

Casey's General Stores                                   1,900                35

Fresh Brands *(ss.)                                        800                 6

Great Atlantic & Pacific Tea *(ss.)                      3,600                37

Longs Drug Stores (ss.)                                  1,600                44

Marsh Supermarkets (ss.)                                 1,500                19

Nash Finch (ss.)                                           700                26

Pathmark Stores *                                        1,100                 6

Performance Food Group *                                 1,900                51

PriceSmart *(ss.)                                        1,500                11

PriceSmart, Rights, 12/21/05 *(ss.)                      1,500                 2

Rite Aid *                                              21,900                80

Ruddick                                                  2,200                48

Smart & Final *                                          1,800                26

United Natural Foods *                                   1,800                56

Weis Markets                                             1,000                39

Whole Foods Market                                       2,700               257

Wild Oats Markets *(ss.)                                 2,000                18

                                                                             986

Food Products 3.0%

Alico *(ss.)                                               600                35

American Italian Pasta, Class A (ss.)                      900                21

Bridgford Foods                                          1,000                 9

Bunge Limited                                            4,600               262

Chiquita                                                 1,700                38

Corn Products International                              1,500                80

Cuisine Solutions *                                      4,500                16

Dean Foods *                                             6,758               223

Del Monte Foods *                                        8,600                95

Delta & Pine Land                                        1,700                46

Farmer Bros. (ss.)                                       1,200                29

Flowers Foods                                            1,710                54

Fresh Del Monte Produce (ss.)                            2,500                74

Green Mountain Coffee *(ss.)                               800                20

Hain Celestial Group *                                   1,800                37

Hormel Foods                                             5,500               172

Interstate Bakeries (ss.)                                1,900                12

J & J Snack Foods                                          700                34

J.M. Smucker                                             2,236               105

Kraft Foods, Class A                                    72,600             2,585

Lancaster Colony                                         1,600                69

Lance                                                    1,100                21

Lifeway Foods *(ss.)                                     1,800                16

Maui Land & Pineapple *(ss.)                               600                24

Peet's Coffee & Tea *                                    1,100                29

Pilgrim's Pride                                          2,700                83

Ralcorp Holdings                                         1,000                42

Rocky Mountain Chocolate Factory                         2,422                36

Sanderson Farms (ss.)                                      750                33

Seaboard                                                    50                50

Smithfield Foods *                                       4,700               139

Tootsie Roll Industries                                  1,993                69

Tyson Foods, Class A                                    14,719               271

Zapata Corporation *                                       400                24

                                                                           4,853

Household Products 0.2%

Central Garden & Pet *                                     900                37

Church & Dwight                                          2,550                86

Energizer *                                              3,400               169

Katy Industries *                                        1,700                 9

Oil-Dri                                                  1,800                33

                                                                             334

Personal Products 0.3%

Chattem *                                                1,300                43

Del Laboratories *(ss.)                                    551                19

Elizabeth Arden *                                        1,600                38

Estee Lauder, Class A                                    5,200               238

Inter Parfums (ss.)                                      1,400                22

NBTY *                                                   2,800                67

Nu Skin Asia Pacific, Class A                            2,900                74

Playtex Products *                                       3,800                31

Revlon *                                                15,600                36

                                                                             568

Tobacco 0.1%

DiMon (ss.)                                              1,900                13

Standard Commercial                                        600                12

Star Scientific *(ss.)                                   3,400                17

Universal Corporation                                    1,100                52

Vector Group (ss.)                                       2,110                35

                                                                             129

Total Consumer Staples                                                     7,315


ENERGY 5.4%

Energy Equipment & Services 2.2%

Atwood Oceanics *                                          700                36

Cal Dive International *                                 1,700                69

Carbo Ceramics                                             600                41

Cooper Cameron *                                         2,300               124

Dawson Geophysical *                                       200                 4

Diamond Offshore Drilling (ss.)                          5,600               224

Dril-Quip *                                              1,400                34

ENSCO International                                      5,900               187

FMC Technologies *                                       2,800                90

Global Industries *                                      4,800                40

GlobalSantaFe                                           10,159               336

Grant Prideco *                                          5,090               102

Grey Wolf *                                              8,200                43

Gulf Island Fabrication                                  1,100                24

Gulfmark Offshore *(ss.)                                 1,600                36

Hanover Compressor *                                     3,800                54

Helmerich & Payne                                        2,300                78

Horizon Offshore *(ss.)                                  1,300                 2

Hydril *                                                   900                41

Input/Output *(ss.)                                      2,900                26

Key Energy Services *                                    4,700                55

Lone Star Technologies *                                 1,310                44

Matrix Service *(ss.)                                    2,200                18

Maverick Tube *                                          1,900                58

NATCO Group *                                              600                 5

National Oilwell *                                       3,400               120

Newpark Resources *                                      3,900                20

NS Group *                                               2,000                56

Oceaneering International *                              1,000                37

Offshore Logistics *                                       900                29

Oil States International *                               2,300                44

Omni Energy Services *(ss.)                              1,900                 4

Parker Drilling *                                        6,500                26

Patterson-UTI Energy                                     7,200               140

Petroleum Helicopters *                                    300                 8

Pride International *                                    5,500               113

Seacor Holdings *                                          900                48

Smith International *                                    4,500               245

Superior Energy *                                        3,600                56

TETRA Technologies *                                       950                27

Tidewater (ss.)                                          2,400                85

Todco *                                                  2,800                52

Torch Offshore *(ss.)                                    2,500                 4

Trico Marine Services *                                  3,100                 1

Unit *                                                   2,100                80

Universal Compression Holdings *                         1,300                45

Varco International *                                    4,311               126

Veritas DGC *                                            1,700                38

W-H Energy Services *                                    1,400                31

Weatherford International *                              5,490               282

                                                                           3,488

Oil & Gas 3.2%

Adams Resources & Energy                                 2,300                41

Berry Petroleum                                          1,000                48

Bill Barrett *                                           1,700                54

BP Prudhoe Bay Royalty Trust (ss.)                       1,300                63

Buckeye Partners *(ss.)                                  1,400                59

Cabot Oil & Gas                                          1,600                71

Callon Petroleum *                                       1,600                23

Carrizo Oil & Gas *(ss.)                                 2,300                26

Castle Energy                                            1,400                17

Chesapeake Energy                                        9,800               162

Cimarex Energy *                                         2,040                77

Comstock Resources *                                     1,400                31

Cross Timbers Royalty Trust (ss.)                          953                38

Denbury Resources *                                      2,000                55

Edge Petroleum *(ss.)                                    2,000                29

Encore Acquisition *                                     1,100                38

Energy Partners *(ss.)                                   1,800                36

Enterprise Products Partners *(ss.)                     15,300               396

Forest Oil *                                             2,500                79

Frontier Oil                                             1,600                43

General Maritime *(ss.)                                  1,700                68

Georesources *(ss.)                                      3,100                 9

Giant Industries *                                       1,900                50

GMX Resources *(ss.)                                     2,300                16

Harken Energy *                                          8,500                 4

Houston Exploration *                                    1,200                68

Hugoton Royalty Trust (ss.)                              2,000                52

Kaneb Services *(ss.)                                      900                39

KCS Energy *                                             4,300                63

Kinder Morgan Management                                 2,030                83

Magellan Midstream Partners  *(ss.)                      1,000                59

Magellan Petroleum *                                     5,100                 7

Magnum Hunter Resources *                                3,200                41

Maritrans                                                1,100                20

Markwest Hydrocarbon (ss.)                               2,585                45

Meridian Resource *(ss.)                                 5,300                32

Murphy Oil                                               4,060               327

Newfield Exploration *                                   2,400               142

Noble Energy                                             2,400               148

OMI                                                      3,600                61

Patina Oil & Gas                                         3,474               130

Penn Virginia                                              800                32

Petrohawk Energy *(ss.)                                  1,350                12

Petroleum Development *                                  1,400                54

Pioneer Natural Resources                                6,200               218

Plains All American Pipeline *(ss.)                      2,400                91

Plains Exploration & Production *                        3,806                99

Pogo Producing                                           2,600               126

Premcor                                                  3,700               156

Pyr Energy *(ss.)                                        7,400                 8

Quicksilver Resources *(ss.)                             2,800               103

Range Resources (ss.)                                    2,600                53

Remington Oil & Gas *                                    1,500                41

Southwestern Energy *                                    1,500                76

Spinnaker Exploration *                                  1,300                46

St. Mary Land Exploration (ss.)                          1,300                54

Stone Energy *                                           1,100                50

Swift Energy *                                           1,900                55

Syntroleum *(ss.)                                        4,900                39

TC Pipelines *(ss.)                                      1,000                38

Teppco Partners *(ss.)                                   2,600               102

Tesoro Petroleum *                                       2,900                92

TransMontaigne *                                         3,600                22

Ultra Petroleum *                                        3,600               173

Vintage Petroleum                                        2,600                59

Western Gas Resources                                    3,000                88

Whiting Petroleum *                                        800                24

World Fuel Services                                        800                40

XTO Energy                                              11,057               391

                                                                           5,192

Total Energy                                                               8,680


FINANCIALS 24.6%

Capital Markets 1.4%

A.G. Edwards                                             3,400               147

Affiliated Managers Group *(ss.)                         1,500               102

AmeriTrade *                                            18,200               259

Apollo Investment                                        2,600                39

Blackrock                                                  800                62

Eaton Vance                                              3,100               162

Gabelli Asset Management (ss.)                           1,300                63

Greenhill (ss.)                                          1,600                46

International Assets Holding *(ss.)                      1,800                14

Investment Technology Group *                            2,350                47

Investors Financial Services                             2,700               135

Jefferies Group                                          2,700               109

John Nuveen                                              4,200               166

Kirlin Holding *                                           800                 2

Knight/Trimark Group *(ss.)                              4,600                50

LaBranche & Co. *(ss.)                                   2,600                23

Legg Mason                                               4,200               308

National Financial Partners                              1,700                66

Piper Jaffray Cos *                                        800                38

Raymond James Financial                                  3,050                94

Sanders Morris Harris Group (ss.)                        2,600                46

SEI Investments                                          4,700               197

Southwest Securities                                     1,283                28

Waddell & Reed Financial, Class A                        4,150                99

Westwood Holdings Group                                    620                12

                                                                           2,314

Commercial Banks 5.2%

1st Source                                               1,341                34

Abigail Adams (ss.)                                        220                 4

Alabama National Bancorp                                   700                45

Amcore Financial                                         1,200                39

Arrow Financial (ss.)                                      859                27

Associated Banc Corp                                     4,854               161

BanCorpSouth (ss.)                                       3,325                81

BancTrust Financial Group (ss.)                            700                17

Bank of Hawaii                                           2,400               122

Banknorth Group                                          7,195               263

Banner (ss.)                                               960                30

Bay View Capital                                           480                 7

BNCCORP *(ss.)                                             300                 5

BOK Financial                                            2,536               124

Boston Private Financial (ss.)                           1,459                41

BWC Financial (ss.)                                      1,127                26

Camden National                                            900                35

Capital Corp of the West                                   671                32

Cathay Bancorp                                           2,474                93

Center Bancorp (ss.)                                       970                13

Central Pacific Financial                                1,273                46

Century Bancorp (ss.)                                      600                18

Chemical Financial                                         873                38

Chittenden                                               2,112                61

Citizens Banking                                         2,000                69

City Holding Company                                       500                18

City National                                            2,200               155

CoBiz (ss.)                                              1,650                34

Codorus VY Bancorp                                         420                 8

Colonial BancGroup                                       5,600               119

Commerce Bancorp (ss.)                                   3,250               209

Commerce Bancshares                                      3,111               156

Community Banks (ss.)                                    1,044                29

Community Bankshares of Indiana                          1,210                26

Cullen/Frost Bankers                                     2,200               107

CVB Financial                                            2,196                58

East West Bancorp                                        2,200                92

Farmers Capital Bank                                       700                29

First Charter                                            1,400                37

First Citizens Bancshares                                  400                59

First Commonwealth Financial (ss.)                       3,200                49

First Community Bancorp                                    600                26

First Financial Bancorp                                  2,402                42

First Financial Bankshares (ss.)                           712                32

First Indiana (ss.)                                        808                18

First M & F Corporation (ss.)                              500                17

First Merchants                                          1,283                36

First Midwest Bancorp                                    2,056                75

First National Bankshares                                1,891                45

First of Long Island (ss.)                                 450                23

First Republic Bank                                        850                45

First United                                               800                17

FirstBank Puerto Rico                                    2,000               127

FirstMerit                                               3,900               111

FNB (ss.)                                                1,836                37

FNB Corp. of North Carolina                                700                14

Frontier Financial                                       1,200                46

Fulton Financial (ss.)                                   5,468               127

German American Bancorp (ss.)                            1,189                19

Glacier Bancorp                                          1,612                55

Gold Banc                                                2,000                29

Greater Bay Bancorp (ss.)                                2,206                62

Greater Community Bancorp                                1,050                17

Hancock Holding                                          1,500                50

Harleysville National                                    1,141                30

Hibernia                                                 6,800               201

Hudson United Bancorp                                    2,056                81

IBERIABANK                                                 500                33

Independent Bank                                         1,100                37

Integra Bank                                             1,300                30

Interchange Financial Services                           1,200                31

International Bancshares                                 2,078                82

Irwin Financial (ss.)                                    1,500                43

Main Street Banks                                        1,000                35

MB Financial                                             1,400                59

Mercantile Bankshares                                    3,500               183

Mid-State Bancshares (ss.)                                 900                26

Midsouth Bancorp (ss.)                                   1,237                33

Midwest Banc Holdings (ss.)                              1,400                31

MidWestOne Financial (ss.)                               1,000                21

National Penn Bancshares (ss.)                           1,483                41

NBT Bancorp                                              1,780                46

Northern States Financial (ss.)                            700                22

Northrim Bank                                              700                16

Old National Bancorp (ss.)                               2,879                74

Omega Financial                                            800                27

Oriental Financial Group (ss.)                           1,239                35

Pacific Capital Bancorp                                  2,488                85

Park National (ss.)                                        656                89

Peoples Holding (ss.)                                      600                20

Popular                                                 11,600               334

PrivateBancorp (ss.)                                     1,200                39

Prosperity Bancshares (ss.)                              1,300                38

Provident Bankshares                                     1,551                56

Redwood Empire Bancorp                                     450                13

Republic Bancorp                                         3,955                60

S&T Bancorp (ss.)                                        1,300                49

Sandy Spring Bancorp                                       900                35

Santander Bancorp                                        1,875                57

Signature Bank *                                         1,000                32

Silicon Valley Bancshares *                              1,500                67

Sky Financial                                            4,714               135

South Financial Group                                    3,054                99

Southwest Bancorp of Oklahoma                            1,300                32

Southwest Bancorp of Texas                               3,100                72

State Bancorp                                            1,126                31

Sterling Bancshares                                      2,450                35

Sterling Financial, (Pennsylvania) (ss.)                 1,593                46

Suffolk Bancorp (ss.)                                      800                28

Summit Bancshares (ss.)                                    700                26

Susquehanna Bancshares                                   2,050                51

SY Bancorp                                               1,100                27

TCF Financial                                            6,400               206

Texas Regional Bancshares, Class A                       1,891                62

The Savannah Bancorp (ss.)                                 925                25

Trustco Bank (ss.)                                       3,700                51

Trustmark                                                2,300                71

U.S.B. Holding Company (ss.)                             1,535                38

UCBH Holdings                                            2,200               101

UMB Financial                                              756                43

Umpqua Holdings Corporation                              1,900                48

Union Bankshares                                           753                29

UnionBancal                                              6,400               413

United Bankshares                                        2,000                76

United Community Banks (ss.)                             1,650                44

Unizan Financial (ss.)                                     776                20

Valley National Bancorp (ss.)                            4,325               120

WesBanco                                                 1,300                42

West Coast Bancorp                                       1,220                31

WestAmerica                                              1,400                82

Westbank                                                   882                16

Westcorp (ss.)                                           2,200               101

Whitney Holding                                          1,600                72

Wilmington Trust                                         2,800               101

Wintrust Financial                                         900                51

                                                                           8,302

Consumer Finance 0.6%

Advanta, Class A                                         1,466                33

AmeriCredit *                                            6,600               161

Asta Funding (ss.)                                       1,200                32

Cash America Investments                                 1,400                42

CompuCredit *                                            2,400                66

First Cash *                                             1,800                48

First Marblehead *(ss.)                                  2,700               152

Metris Companies *(ss.)                                  4,050                52

Moneygram International                                  3,900                83

Nelnet, Class A *                                        2,200                59

Student Loan                                             1,020               188

WFS Financial                                            1,800                91

World Acceptance *                                       1,500                41

                                                                           1,048

Diversified Financial Services 0.7%

Alliance Capital                                         3,200               134

California First National Bancorp                          500                 6

CapitalSource *(ss.)                                     4,900               126

Chicago Mercantile Exchange Holdings (ss.)               1,450               332

Encore Capital *(ss.)                                    2,100                50

eSpeed, Class A *                                        2,200                27

Financial Federal *                                        700                27

GATX                                                     1,600                47

Instinet Group *                                        14,400                87

Leucadia National (ss.)                                  3,036               211

Transnational Financial Network *                        3,400                 2

                                                                           1,049

Insurance 7.2%

21st Century Insurance Group                             2,900                39

Alfa                                                     3,700                56

Allmerica Financial *                                    2,300                76

American Financial Group                                 2,700                85

American National Insurance                                950                99

AmerUs Life (ss.)                                        1,700                77

Arch Capital Group *                                     1,500                58

Argonaut Group *                                         1,600                34

Arthur J. Gallagher                                      4,100               133

Assurant                                                 5,900               180

Baldwin & Lyons                                          1,175                31

BancInsurance *                                          2,310                17

Berkshire Hathaway, Class A *                               65             5,713

Bristol West Holdings                                    1,700                34

Brown & Brown                                            2,700               118

Citizens (ss.)                                           4,050                26

Clark *                                                  1,300                20

CNA Financial *(ss.)                                     9,900               264

CNA Surety *                                             2,400                32

Commerce Group                                           1,100                67

Conseco *(ss.)                                           6,100               122

Cotton States Life Insurance                             2,100                42

Danielson *(ss.)                                         3,300                28

Delphi Financial                                         1,406                65

Erie Indemnity, Class A (ss.)                            2,700               142

FBL Financial Group, Class A                             1,532                44

Fidelity National Financial                              7,250               331

Financial Industries Corporation *                         800                 6

First American Financial                                 3,600               127

FPIC Insurance Group *(ss.)                                900                32

Genworth Financial, Class A                             20,900               564

Great American Financial Resources                       2,600                45

Harleysville Group                                       1,100                26

HCC Insurance Holdings                                   2,500                83

Hilb Rogal and Hobbs (ss.)                               1,300                47

Horace Mann Educators                                    2,100                40

Infinity Property & Casualty                             1,100                39

Kansas City Life Insurance                                 500                24

LandAmerica Financial Group                                800                43

Markel *(ss.)                                              460               167

Merchants Group                                            600                14

Mercury General                                          2,400               144

Midland                                                  1,200                38

Nationwide Financial Services, Class A                   2,400                92

Navigators Group *                                       1,000                30

Odyssey Re Holdings (ss.)                                3,000                76

Ohio Casualty *                                          2,800                65

Old Republic International                               7,225               183

Penn-America Group                                       1,950                29

Philadelphia Consolidated *                                900                60

Phoenix Companies (ss.)                                  4,000                50

PMA Capital *(ss.)                                       1,200                12

Presidential Life                                        2,200                37

ProAssurance *                                           1,320                52

Protective Life                                          3,000               128

Reinsurance Group of America                             2,550               124

RLI                                                        800                33

Selective Insurance                                      1,300                58

StanCorp Financial Group                                 1,300               107

Standard Management *                                    1,400                 5

State Auto Financial                                     1,800                47

Stewart Information Services                               900                37

Transatlantic Holdings                                   2,681               166

U.S.I. Holdings *(ss.)                                   1,900                22

UICI                                                     2,100                71

United Fire & Casualty (ss.)                             1,200                40

Unitrin                                                  2,900               132

Universal American Financial *                           2,800                43

Vesta Insurance                                          1,600                 6

W. R. Berkley                                            3,275               154

Wesco Financial                                            310               122

White Mountains Insurance Group (ss.)                      450               291

Zenith National                                            700                35

                                                                          11,679

Real Estate   6.8%

Agree Realty, REIT                                         800                25

Alexanders, REIT *(ss.)                                    250                54

Alexandria Real Estate, REIT                               800                60

AMB Property, REIT                                       3,600               145

American Financial Realty, REIT                          4,700                76

American Home Mortgage Holdings                          2,195                75

American Mortgage Acceptance, REIT                       1,500                26

American Real Estate *                                   1,800                51

AmeriVest Properties, REIT (ss.)                         3,000                19

Amli Residential Properties, REIT                        1,100                35

Annaly Mortgage Management, REIT (ss.)                   5,100               100

Anthracite Capital, REIT                                 1,800                22

Arden Realty, REIT                                       2,700               102

Avalonbay Communities, REIT                              2,984               225

Bedford Property Investors, REIT                         1,100                31

BNP Residential Properties, REIT                           700                11

Boston Properties, REIT                                  4,700               304

Brandywine Realty Trust, REIT                            1,800                53

BRE Properties, REIT, Class A                            2,100                85

Camden Property Trust, REIT                              1,600                82

Capital Automotive, REIT                                 1,500                53

Capital Properties, Class A (ss.)                        1,200                22

Capital Properties, Class B @*                             120                 0

CarrAmerica Realty, REIT                                 2,200                73

Catellus Development, REIT                               4,203               129

CB Richard Ellis Group *                                 3,100               104

CBL & Associates Properties, REIT                        1,500               115

Centerpoint Properties, REIT                             2,000                96

Colonial Properties Trust, REIT                          1,000                39

Commercial Net Lease Realty, REIT                        2,200                45

Cornerstone Realty Income Trust, REIT                    3,300                33

Corporate Office Properties Trust, REIT                  1,900                56

Cousins Properties, REIT                                 2,450                74

Crescent Real Estate Equities, REIT                      4,200                77

CRT Properties, REIT                                     1,600                38

Developers Diversified Realty, REIT                      4,338               192

Duke Realty, REIT                                        6,190               211

Eagle Hospitality Properties *                           2,000                21

EastGroup Properties, REIT                               1,000                38

Entertainment Properties, REIT                           1,300                58

Equity Inns, REIT                                        3,500                41

Equity Lifestyle Properties, REIT                        1,100                39

Equity One, REIT                                         3,500                83

Essex Property Trust, REIT                               1,100                92

Federal Realty Investment Trust, REIT                    2,300               119

Felcor Lodging Trust, REIT *(ss.)                        2,400                35

First Industrial Realty, REIT                            1,900                77

Forest City Enterprises, Class A                         2,200               127

Friedman, Billings, Ramsey Group, REIT, Class A          6,125               119

Gables Residential Trust, REIT (ss.)                     1,300                47

General Growth Properties, REIT                          8,400               304

Getty Realty, REIT                                       1,200                34

Glenborough Realty Trust, REIT                           1,500                32

Glimcher Realty Trust, REIT (ss.)                        1,300                36

Global Signal                                            2,300                63

Health & Retirement Properties, REIT                     7,700                99

Health Care, REIT                                        2,200                84

Health Care Property Investors, REIT                     5,600               155

Healthcare Realty Trust, REIT                            2,100                85

Heritage Property Investment Trust, REIT                 2,000                64

Hersha Hospitality Trust, REIT                           2,000                23

Highwoods Properties, REIT                               2,300                64

Home Properties of New York, REIT                        1,500                65

Hospital Properties Trust, REIT                          3,000               138

Host Marriott, REIT                                     14,274               247

Impac Mortgage Holdings, REIT                            3,000                68

Innkeepers USA, REIT                                     2,600                37

Investors Real Estate Trust, REIT                        3,000                31

IStar Financial, REIT                                    4,773               216

Jones Lang Lasalle *                                     1,500                56

Kilroy Realty, REIT                                      1,400                60

Kimco Realty, REIT                                       4,650               270

Kramont Realty Trust, REIT                               1,600                37

LaSalle Hotel Properties, REIT                           1,400                45

Lexington Corporate Properties, REIT                     2,000                45

Liberty Property Trust, REIT (ss.)                       3,500               151

LNR Property (ss.)                                         800                50

LTC Properties, REIT                                     2,400                48

Macerich Company, REIT                                   2,500               157

Mack-Cali Realty, REIT                                   2,500               115

Maguire Properties, REIT                                 1,800                49

MeriStar Hospitality, REIT *                             5,000                42

Mid-America Apartment Communities, REIT (ss.)              800                33

Mills, REIT                                              2,300               147

Monmouth Real Estate Investment, REIT, Class A (ss.)     1,800                16

National Health Investors, REIT                          1,600                47

National Health Realty, REIT                             1,100                22

Nationwide Health Properties, REIT                       3,300                78

New Century Financial                                    1,600               102

New Plan Excel Realty, REIT                              4,300               116

Newcastle Investment, REIT                               1,400                45

NovaStar Financial, REIT (ss.)                           1,800                89

Pan Pacific Retail Properties, REIT                      1,800               113

Parkway Properties, REIT                                   500                25

Pennsylvania, REIT                                       1,581                68

Pittsburgh & West Virginia Railroad, REIT (ss.)          1,500                14

PMC Commercial Trust, REIT                               1,688                26

Post Properties, REIT                                    2,000                70

Prentiss Properties Trust, REIT                          1,800                69

PS Business Parks, REIT                                    800                36

Public Storage, REIT                                     5,500               307

Ramco-Gershenson Properties, REIT                        1,200                39

Rayonier, REIT                                           2,371               116

Realty Income, REIT (ss.)                                1,800                91

Reckson Associates Realty, REIT                          2,700                89

Redwood Trust, REIT                                        900                56

Regency Centers, REIT                                    2,800               155

Resource Asset Investment Trust, REIT                    1,400                39

Saul Centers, REIT                                       1,400                54

Saxon Capital                                            2,100                50

Senior Housing Properties, REIT                          2,460                47

Shelbourne Properties II, REIT @*                          200                 1

Shelbourne Properties III, REIT @*                       1,200                 1

Shurgard Storage Centers, REIT                           2,100                92

Simon Property Group, REIT                                 587                38

Sizeler Property Investors, REIT (ss.)                   1,100                13

SL Green Realty, REIT                                    1,700               103

St. Joe                                                  3,300               212

Strategic Hotel Capital, REIT                            2,300                38

Summit Properties, REIT                                  1,400                46

Sun Communities, REIT                                    1,100                44

Tanger Factory Outlet Centers, REIT                      1,600                42

Taubman Centers, REIT                                    2,000                60

Thornburg Mortgage, REIT (ss.)                           3,500               101

Trammell Crow *                                          1,400                25

Trizec Properties, REIT                                  6,300               119

United Dominion Realty Trust, REIT                       5,600               139

Universal Health Realty Income Trust, REIT               1,000                32

Urstadt Biddle Properties, Class A, REIT (ss.)           1,800                31

Urstadt Biddle Properties, REIT                          1,500                24

Vencor, REIT                                             4,100               112

Vornado Realty Trust, REIT                               5,400               411

Washington SBI, REIT                                     2,100                71

Weingarten Realty Investors, REIT                        3,650               146

Wellsford Real Properties *                                900                13

WP Carey & Co (ss.)                                      1,500                53

                                                                          10,930

Thrifts & Mortgage Finance 2.7%

Ameriana Bancorp                                           960                15

Anchor Bancorp Wisconsin                                 1,000                29

Astoria Financial                                        3,500               140

Bank Mutual                                              4,234                52

BankAtlantic, Class A                                    2,700                54

BankUnited Financial *                                   1,700                54

BostonFed Bancorp (ss.)                                    600                27

Brookline Bancorp (ss.)                                  2,249                37

Camco                                                      700                11

Capital Crossing Bank *                                  1,000                31

Capitol Federal Financial (ss.)                          3,200               115

Charter Financial (ss.)                                    800                35

Charter Municipal Mortgage Acceptance                    1,700                42

Commercial Capital Bancorp                               2,300                53

Commercial Federal                                       2,000                59

Cooperative Bankshares (ss.)                             1,100                30

CORUS Bankshares                                         1,600                77

Delta Financial                                          3,100                32

Dime Community Bancshares                                2,100                38

Doral Financial                                          4,600               227

Downey Financial                                         1,200                68

Federal Agricultural Mortgage Corporation                  700                12

First Busey                                              1,500                31

First Federal Bancorp of Ohio                            1,300                17

First Federal Bancshares of Arkansas                     1,500                33

First Niagra Financial                                   3,871                54

First Place Financial (ss.)                              1,749                39

FirstFed Financial *                                       800                42

Flagstar Bancorp (ss.)                                   2,750                62

Flushing Financial                                       1,575                32

Fremont General (ss.)                                    3,500                88

Harbor Florida Bancshares                                1,400                48

Hingham Institution for Savings (ss.)                      400                18

Home Federal Savings Bank                                  400                10

Horizon Financial                                        1,025                21

Hudson City Bancorp (ss.)                                8,400               309

Independence Community Bank                              3,954               168

IndyMac Mortgage Holdings                                2,600                90

Logansport Financial                                       800                14

MAF Bancorp                                              1,853                83

Matrix Bancorp *                                         1,300                16

Net Bank (ss.)                                           2,969                31

New Hampshire Thrift                                       400                13

New York Community Bancorp (ss.)                        11,714               241

Newalliance Bancshares                                   4,900                75

NewMil Bancorp (ss.)                                       700                22

Northwest Bancorp                                        2,500                63

Ocwen Financial *(ss.)                                   2,400                23

People's Bank                                            4,050               158

Peoples Community Bancorp                                  600                14

PFF Bancorp                                                980                45

PMI Group                                                4,100               171

Pocahontas Bancorp                                       1,000                16

Provident Bancorp                                        3,102                41

Provident Financial Services                             3,400                66

R&G Financial                                            1,600                62

Radian                                                   4,008               213

Riverview Bancorp                                          200                 5

Sound Federal Bancorp (ss.)                              1,390                23

Sovereign Bancorp                                          643                15

Sterling Financial, (Washington)                         1,412                55

Triad Guaranty *                                           600                36

Union Community Bancorp                                    900                17

W Holdings Company                                       4,915               113

Washington Federal                                       3,817               101

Washington Savings Bank                                  1,300                21

Waypoint Financial                                       1,995                57

Webster Financial                                        2,156               109

Woronoco Bancorp                                           600                22

WSFS Financial                                             700                42

                                                                           4,283

Total Financials                                                          39,605


HEALTH CARE 11.3%

Biotechnology 3.9%

Abgenix *(ss.)                                           4,300                44

Affymetrix *(ss.)                                        2,660                97

Albany Molecular Research *(ss.)                         2,300                26

Alexion Pharmaceutical *(ss.)                            1,200                30

Alkermes *(ss.)                                          4,400                62

Allos Therapeutics *                                       300                 1

Amylin Pharmaceuticals *(ss.)                            4,100                96

Aphton *(ss.)                                            3,600                11

Arena Pharmaceuticals *(ss.)                             2,500                17

Ariad Pharmaceuticals *(ss.)                             2,900                22

Arqule *                                                 3,000                17

Array BioPharma *                                        3,200                30

AVI BioPharma *(ss.)                                     3,100                 7

Avigen *(ss.)                                              200                 1

BioCryst Pharmaceuticals *                               1,800                10

BioMarin Pharmaceutical *(ss.)                           3,800                24

Biopure *(ss.)                                           4,700                 3

BioSource International *(ss.)                           2,400                17

BioSphere Medical *(ss.)                                 2,100                 8

Celera Genomics *                                        2,493                34

Celgene *(ss.)                                           7,000               186

Cell Genesys *(ss.)                                      2,800                23

Cell Therapeutics *(ss.)                                 3,400                28

Cephalon *(ss.)                                          2,300               117

Cepheid *(ss.)                                           2,900                29

Charles River Laboratories International *               2,716               125

Ciphergen Biosystems *(ss.)                              3,000                13

Corixa*(ss.)                                             4,501                16

Cubist Pharmaceuticals *(ss.)                            2,300                27

CuraGen *(ss.)                                           3,100                22

CV Therapeutics *(ss.)                                   1,900                44

Digene *(ss.)                                            1,200                31

Diversa *                                                3,450                30

Dyax *(ss.)                                              1,700                12

Encysive Pharmaceuticals *                               4,000                40

EntreMed *(ss.)                                          1,600                 5

Enzo Biochem (ss.)                                       2,119                41

Enzon Pharmaceuticals *                                  2,070                28

EXACT Sciences *                                         4,000                15

Exelixis *                                               2,600                25

Eyetech Pharmaceuticals *(ss.)                           2,000                91

Gen-Probe *                                              2,200                99

Genaera Pharmaceuticals *(ss.)                           5,200                18

Gene Logic *(ss.)                                        3,160                12

Genencor International *                                 2,600                43

Genentech *                                             44,540             2,425

Genzyme *                                                  936                54

Harvard Bioscience *                                     2,600                12

Human Genome Sciences *                                  5,080                61

ICOS *(ss.)                                              2,700                76

Idenix Pharmaceuticals *(ss.)                            2,400                41

ImClone Systems *                                        3,343               154

Immune Response *(ss.)                                   2,900                 5

ImmunoGen *                                              3,300                29

Immunomedics *(ss.)                                      4,800                15

Incyte Genomics *                                        4,400                44

Indevus Pharmaceuticals *(ss.)                           3,400                20

InterMune *(ss.)                                         1,700                23

Introgen Therapeutics *(ss.)                             2,600                22

Kosan Biosciences *(ss.)                                 2,100                15

La Jolla Pharmaceutical *(ss.)                           4,600                 8

Lexicon Genetics *(ss.)                                  4,800                37

Ligand Pharmaceuticals, Class B *                        3,000                35

Lipid Sciences *(ss.)                                    2,800                10

Luminex *                                                2,000                18

Martek Biosciences *(ss.)                                1,200                61

Matritech *(ss.)                                         2,600                 3

Maxygen *                                                2,500                32

Medarex *(ss.)                                           5,700                61

Millennium Pharmaceuticals *                            12,559               152

Myriad Genetics *(ss.)                                   1,400                31

NeoPharm *(ss.)                                          1,182                15

NeoRx *(ss.)                                             2,500                 5

Neose Technologies *                                     2,100                14

Neurocrine Biosciences *                                 1,600                79

Neurogen *                                               2,300                22

Novavax *(ss.)                                           4,000                13

NPS Pharmaceuticals *(ss.)                               1,900                35

ONYX Pharmaceuticals *(ss.)                              1,400                45

OraSure Technologies *                                   2,800                19

Orchid Biosciences *(ss.)                                3,860                44

Oscient Pharmaceuticals *(ss.)                           4,800                17

OSI Pharmaceuticals *                                    1,600               120

Pharmacopeia Drug Discovery *                            2,100                13

Pharmacyclics *(ss.)                                     2,600                27

Pharmion *(ss.)                                          1,300                55

Progenics Pharmaceuticals *                              1,400                24

Protein Design Labs *                                    3,900                81

QLT *                                                    1,100                18

Regeneron Pharmaceuticals *(ss.)                         3,300                30

Rigel Pharmaceuticals *(ss.)                               900                22

Sangamo BioSciences *(ss.)                               3,100                19

Savient Pharmaceuticals *                                4,700                13

Seattle Genetics *                                       3,000                20

Sequenom *                                               3,100                 4

Seracare Life Sciences *                                   900                13

Serologicals *(ss.)                                      1,200                27

Sirna Therapeutics *(ss.)                                3,300                10

Tanox *(ss.)                                             1,700                26

Techne *                                                 1,800                70

Telik *(ss.)                                             1,700                33

Third Wave Technologies *                                5,600                48

Titan Pharmaceuticals *                                  3,900                13

Transkaryotic Therapies *(ss.)                           2,100                53

Trimeris *(ss.)                                          1,300                18

United Therapeutics *(ss.)                                 700                32

VaxGen *(ss.)                                            1,600                27

Vertex Pharmaceuticals *(ss.)                            3,710                39

Vicuron Pharmaceuticals *                                2,200                38

XOMA *(ss.)                                              6,900                18

                                                                           6,340

Health Care Equipment & Supplies 2.8%

ABIOMED *(ss.)                                           3,400                53

Advanced Medical Optics *                                1,500                62

Advanced Neuromodulation Systems *(ss.)                    950                38

AeroGen *(ss.)                                           3,900                 8

Align Technology *(ss.)                                  3,300                35

American Bio Medica *(ss.)                               3,000                 3

American Medical Systems *                               1,400                59

Analogic                                                   700                31

Arrhythmia Research (ss.)                                  700                15

Arrow International                                      1,900                59

ArthroCare *(ss.)                                        1,600                51

Beckman Coulter                                          2,700               181

Bio-Rad Laboratories, Class A *                          1,000                57

Biosite Diagnostics *(ss.)                                 800                49

Bioveris *                                               2,100                15

Bruker Biosciences *                                     4,600                19

Candela Laser *(ss.)                                     3,200                36

Cerus *(ss.)                                             1,970                 6

Closure Medical *                                        1,100                21

Conceptus *(ss.)                                         2,500                20

CONMED *                                                 1,450                41

Cooper Companies (ss.)                                   1,600               113

CTI Molecular Imaging *                                  2,900                41

Cyberonics *(ss.)                                        1,300                27

Cytyc *                                                  5,000               138

Dade Behring Holdings *                                  1,700                95

Datascope                                                  900                36

Dentsply International                                   3,500               197

Diagnostic Products                                      1,000                55

DJ Orthopedics *                                         1,600                34

Edwards Lifesciences *                                   2,800               116

EPIX Pharmaceuticals *                                   1,500                27

Exactech *                                                 900                16

Haemonetics *                                            1,000                36

Hillenbrand Industries                                   2,600               144

ICU Medical *(ss.)                                       1,000                27

IDEXX Laboratories *                                     1,400                76

Immucor *                                                4,050                95

INAMED *                                                 1,650               104

Integra LifeSciences *                                   1,200                44

Intermagnetics General *(ss.)                            1,212                31

Intuitive Surgical *                                     1,500                60

Invacare (ss.)                                           1,500                69

Inverness Medical Innovations *(ss.)                     1,200                30

Invitrogen *                                             2,275               153

Kensey Nash *(ss.)                                         900                31

Kinetic Concepts *                                       2,800               214

Kyphon *(ss.)                                            1,500                39

Lifecore Biomedical *                                    1,700                19

Matthews International, Class A                          1,500                55

Medical Action Industries *                              1,100                22

Medwave *(ss.)                                           1,300                 6

Mentor (ss.)                                             1,800                61

Meridian Bioscience (ss.)                                1,500                26

Merit Medical Systems *                                  1,565                24

Microhelix *                                             3,300                 1

Mine Safety Appliances                                   1,800                91

Molecular Devices *                                      1,150                23

North American Scientific *(ss.)                         1,800                10

Novoste *                                                  900                 2

Ocular Sciences *                                        1,100                54

PolyMedica                                               1,200                45

Possis *                                                 1,300                18

ResMed *(ss.)                                            1,700                87

Respironics *                                            1,600                87

Rita Medical Systems *(ss.)                              1,010                 4

Rochester Medical *                                        800                 8

Sola *                                                   1,100                30

Sonic Innovations *                                      1,900                 8

SonoSite *(ss.)                                          1,200                41

Steris *                                                 2,800                66

SurModics *(ss.)                                         1,200                39

Sybron Dental Specialties *                              1,900                67

Synovis Life Technologies *(ss.)                           700                 8

Theragenics *                                            1,200                 5

Thoratec *                                               2,202                23

Trestle Holdings *                                       2,300                 5

Trimedyne *(ss.)                                         3,000                 2

Urologix *(ss.)                                          1,900                12

Varian *                                                 1,400                57

Varian Medical Systems *                                 6,000               259

Ventana Medical Systems *(ss.)                           1,000                64

Viasys Healthcare *                                      1,400                27

VISX *                                                   2,700                70

Vital Signs                                              1,000                39

West Pharmaceutical Services                             1,400                35

Wilson Greatbatch Technologies *                         1,200                27

Wright Medical Group *                                   1,100                31

Zoll Medical *                                             800                28

                                                                           4,493

Health Care Providers & Services 3.2%

Accredo Health *                                         2,191                61

Advisory Board *                                         1,200                44

Alliance Imaging *                                       3,400                38

Allscripts Healthcare *(ss.)                             3,200                34

AMERIGROUP *(ss.)                                        1,100                83

AMN Healthcare Services *(ss.)                           1,205                19

AmSurg, Class A *                                        1,450                43

Apria Healthcare *                                       2,300                76

Beverly Enterprises *(ss.)                               4,800                44

Capital Senior Living *                                  2,400                14

Carriage Services *(ss.)                                 1,600                 8

Cerner *(ss.)                                            1,600                85

Chemed                                                     400                27

Community Health System *                                4,400               123

Comprehensive Care *                                     3,500                 4

Computer Programs and Systems (ss.)                        500                12

CorVel *                                                   700                19

Covance *                                                2,800               108

Coventry Health Care *                                   3,750               199

Cross Country Healthcare *(ss.)                          1,100                20

CryoLife *(ss.)                                          2,800                20

D&K Healthcare                                           1,200                10

Davita *                                                 4,700               186

Dendrite International *                                 2,000                39

E Research Technology *(ss.)                             2,250                36

Eclipsys *                                               1,800                37

First Health Group *                                     3,800                71

Five Star Quality Care *(ss.)                            2,300                19

Genesis Healthcare *                                       750                26

Gentiva Health Services *                                1,650                28

Hanger Orthopedic Group *(ss.)                           2,600                21

Health Net *                                             5,100               147

Henry Schein *                                           2,000               139

HMS Holdings *                                           2,000                18

Hooper Holmes                                            4,800                28

IDX Systems *                                            1,400                48

Kindred Healthcare *(ss.)                                1,414                42

LabOne *                                                 1,200                38

LCA-Vision                                               1,800                42

Lifeline Systems *                                       1,100                28

LifePoint Hospitals *                                    1,600                56

Lincare Holdings *                                       4,200               179

Magellan Health Services *                               1,600                55

Matria Healthcare *(ss.)                                 1,100                43

Medical Staffing Network *                               1,300                11

Merge Technologies *(ss.)                                  700                16

MIM Corporation *(ss.)                                   2,600                16

National Data                                            1,600                30

National Healthcare                                        900                32

National Wireless Holdings                                 900                13

NeighborCare *                                           1,700                52

OCA *(ss.)                                               3,500                22

Odyssey Healthcare *(ss.)                                2,500                34

Omnicare                                                 4,200               145

Omnicell *(ss.)                                          1,600                18

OPTION CARE (ss.)                                        1,650                28

Owens & Minor                                            1,700                48

PacifiCare Health Systems *                              3,700               209

Parexel International *                                  1,800                37

Patterson Companies *(ss.)                               5,800               252

PDI *                                                    1,150                26

Pediatrix Medical Group *                                1,000                64

Per-Se Technologies *(ss.)                               1,700                27

Pharmaceutical Product Development *                     2,600               107

Phc, Class A *(ss.)                                      3,100                 4

Priority Healthcare, Class B *                           2,094                46

Province Healthcare *                                    2,000                45

ProxyMed *(ss.)                                            306                 3

PSS World Medical *                                      2,500                31

Q-Med *(ss.)                                             1,900                21

Radiologix *                                             2,200                10

RehabCare Group *                                        1,300                36

Renal Care Group *                                       3,300               119

Res-Care *                                               1,900                29

Select Medical                                           4,200                74

Service Corp. International *                           12,600                94

SFBC International *                                     1,200                47

Sierra Health Services *(ss.)                            1,300                72

Specialty Laboratories *                                 2,300                25

Stewart Enterprises, Class A *                           4,000                28

Sunrise Senior Living *(ss.)                               900                42

Symbion *                                                1,600                35

Triad Hospitals *                                        3,316               123

Tripos *                                                 2,500                13

TriZetto Group *                                         3,300                31

U.S. Physical Therapy *                                  1,600                25

United Surgical Partners International *                 1,200                50

Universal Health Services                                2,500               111

VCA Antech *                                             3,400                67

VitalWorks *                                             3,000                13

WebMD *(ss.)                                            13,837               113

Wellcare Health Plans *                                  1,600                52

WellChoice *                                             3,500               187

                                                                           5,150

Pharmaceuticals 1.4%

Adolor *(ss.)                                            1,500                15

Alpharma, Class A                                        2,600                44

American Pharmaceutical *(ss.)                           3,000               112

Andrx *                                                  3,100                68

Antigenics *(ss.)                                        2,400                24

Atherogenics *(ss.)                                      1,800                42

Barr Pharmaceuticals *                                   4,325               197

Bone Care International *                                1,100                31

Bradley Pharmaceuticals, Class A *(ss.)                  1,100                21

Cellegy Pharmaceuticals *(ss.)                           2,400                 7

Columbia Laboratories *(ss.)                             3,400                 9

Connetics *(ss.)                                         1,700                41

Discovery Partners *                                     2,300                11

Emisphere Technologies *(ss.)                            1,900                 8

Endo Pharmaceutical *                                    5,700               120

Eon Labs *                                               4,000               108

First Horizon Pharmaceutical *(ss.)                      1,800                41

Impax Laboratories *(ss.)                                2,300                36

InKine Pharmaceutical *(ss.)                             4,400                24

Inspire Pharmaceuticals *                                1,600                27

IVAX *                                                  10,796               171

K-V Pharmaceutical, Class A *(ss.)                       2,150                47

Kos Pharmaceuticals *(ss.)                               1,700                64

Medicines Company *                                      1,900                55

Medicis Pharmaceutical, Class A                          2,400                84

MGI Pharma *                                             3,000                84

Nektar Therapeutics *(ss.)                               3,300                67

Noven Pharmaceuticals *                                  1,600                27

Orphan Medical *                                         1,100                10

Pain Therapeutics *(ss.)                                 2,900                21

Par Pharmaceutical *                                     1,700                70

Penwest Pharmaceuticals *(ss.)                           1,300                16

Perrigo                                                  3,000                52

Point Therapeutics *(ss.)                                3,300                18

Salix Pharmaceuticals *(ss.)                             1,950                34

Sepracor *                                               3,800               226

Theravance *(ss.)                                        2,200                39

Valeant Pharmaceuticals (ss.)                            3,600                95

VIVUS *(ss.)                                             3,100                14

                                                                           2,180

Total Health Care                                                         18,163

INDUSTRIALS & BUSINESS SERVICES 9.7%

Aerospace & Defense 0.8%

AAR *                                                    1,500                20

Alliant Techsystems *                                    1,675               109

Allied Research *                                          600                13

Armor Holdings *                                           800                38

Aviall *                                                 1,400                32

BE Aerospace *                                           3,300                38

Cubic Corp (ss.)                                         1,300                33

Curtiss-Wright                                           1,000                57

DRS Technologies *                                         701                30

Ducommun *(ss.)                                            700                15

Edac Technologies *                                      4,500                 8

EDO                                                      1,200                38

Engineered Support System                                1,075                64

Environmental Tectonics *(ss.)                             400                 2

Esterline Technologies *                                   900                29

GenCorp                                                  2,800                52

HEICO, Class A                                           1,320                23

Hexcel *                                                 3,000                43

Innovative Solutions and Support *(ss.)                  1,400                47

Kaman                                                    1,200                15

KVH Industries *(ss.)                                    1,200                12

Ladish Company *                                         2,400                28

Mercury Computer Systems *                               1,000                30

MTC Technologies *                                       1,100                37

Orbital Sciences *(ss.)                                  2,500                30

Pemco Aviation Group *(ss.)                                300                 8

Precision Castparts                                      2,554               168

Sequa *(ss.)                                               600                37

SPACEHAB *(ss.)                                          5,700                12

Sypris Solutions                                           700                11

Teledyne Technologies *                                    900                26

Triumph Group *                                            600                24

United Defense Industries *                              2,300               109

United Industrial (ss.)                                  1,300                50

                                                                           1,288

Air Freight & Logistics 0.5%

C.H. Robinson Worldwide                                  3,500               194

CNF                                                      2,300               115

EGL *                                                    2,200                66

Expeditors International of Washington                   4,400               246

Forward Air *                                            1,200                54

Pacer International *                                    1,700                36

Park Ohio Holdings *(ss.)                                1,900                49

                                                                             760

Airlines 0.3%

AirTran *(ss.)                                           4,000                43

Alaska Air Group *                                       1,200                40

America West Holdings *(ss.)                             3,800                25

AMR *(ss.)                                               6,700                73

Continental Airlines, Class B *(ss.)                     3,000                41

ExpressJet Holdings *                                    3,000                39

FLYi *(ss.)                                              4,100                 7

Frontier Airlines *                                      2,450                28

JetBlue Airways *                                        4,375               102

Midwest Express Holdings *(ss.)                          1,700                 5

Northwest Airlines *(ss.)                                4,700                51

SkyWest                                                  2,600                52

                                                                             506

Building Products 0.3%

AAON *                                                     950                15

Advanced Envir Recycle, Class A *(ss.)                   4,000                 5

American Woodmark                                        1,000                44

Ameron International                                       700                27

Apogee Enterprises                                       1,300                17

ElkCorp                                                  1,000                34

Griffon *                                                1,100                30

Jacuzzi Brands *                                         3,200                28

Lennox International                                     2,700                55

NCI Building Systems *                                     700                26

Simpson Manufacturing                                    1,600                56

Trex *(ss.)                                                700                37

Universal Forest Products                                  800                35

USG *(ss.)                                               1,700                68

York International                                       1,800                62

                                                                             539

Commercial Services & Supplies 3.1%

A. T. Cross *                                            2,800                14

Ablest *(ss.)                                            1,700                13

ABM Industries                                           1,900                37

Adesa                                                    5,000               106

Administaff *                                            1,100                14

American Locker Group *                                  1,300                19

APAC TeleServices *                                      5,100                 9

ARAMARK, Class B                                         7,600               201

Avalon Correctional Services *                           2,300                 6

Banta                                                    1,000                45

Bowne                                                    2,200                36

Brady, Class A                                           1,000                63

Bright Horizons Family Solutions *                         600                39

Brinks                                                   2,449                97

Career Education *                                       4,400               176

Casella Waste Systems, Class A *                         1,300                19

CDI                                                        700                15

Central Parking (ss.)                                    1,400                21

Cenveo *                                                 3,500                11

ChoicePoint *                                            3,524               162

Consolidated Graphics *                                    800                37

Copart *                                                 3,850               101

Corinthian Colleges *(ss.)                               3,800                72

Cornell Companies *                                        400                 6

Corporate Executive Board                                1,700               114

Corrections Corp of America *                            1,767                71

CoStar Group *                                             900                42

Deluxe                                                   2,100                78

Devry *                                                  3,200                56

DiamondCluster International *                           3,650                52

Dun & Bradstreet *                                       3,200               191

Duratek *                                                1,600                40

Ecology and Environment                                  1,900                15

Education Management *                                   3,100               102

Electro Rent                                             1,700                24

Electronic Clearing House *                              1,200                11

Ennis Business Forms                                     1,400                27

EVCI Career Colleges *                                   1,600                15

Find/SVP *(ss.)                                          3,000                 5

First Consulting Group *                                 2,700                17

Food Technology Service *                                3,700                 5

Franklin Covey *                                         2,900                 7

FTI Consulting *(ss.)                                    1,450                31

G & K Services, Class A                                    800                35

General Binding *                                        1,300                17

GEO *                                                    1,100                29

Greg Manning Auctions *(ss.)                             2,300                28

Heidrick & Struggles International *(ss.)                  800                27

Herman Miller                                            3,400                94

HNI Corporation                                          2,400               103

Hudson Technologies *(ss.)                               3,800                 3

ICT Group *(ss.)                                         1,900                18

Ikon Office Solutions                                    6,200                72

Imagistics International *                                 900                30

Innotrac *                                               2,300                20

Insurance Auto Auctions *                                  300                 7

Ionics *(ss.)                                              700                30

ITT Educational Services *                               1,900                90

Jackson Hewitt Tax Service                               7,000               177

John H. Harland                                            900                33

Kelly Services                                           1,500                45

KForce *                                                 3,056                34

Korn/Ferry *(ss.)                                        2,100                44

Labor Ready *(ss.)                                       2,200                37

Laureate *                                               1,834                81

Learning Tree International *(ss.)                       1,100                15

Manpower                                                 3,664               177

McGrath RentCorp                                           400                17

Mobile Mini *(ss.)                                         600                20

Multi-Color *(ss.)                                         875                16

NCO Group *(ss.)                                         1,708                44

On Assignment *                                          3,200                17

PICO Holdings *                                          1,100                23

Prepaid Legal Services (ss.)                             1,100                41

PRG-Schultz International *(ss.)                         4,850                24

Republic Services                                        6,700               225

Resources Connection *                                   1,200                65

Rollins                                                  1,950                51

School Specialty *                                         576                22

ServiceMaster                                           12,350               170

Sotheby's, Class A *                                     2,300                42

SOURCECORP *                                             1,200                23

Spherion *                                               2,700                23

Standard Register                                          800                11

Steelcase (ss.)                                          5,800                80

Stericycle *                                             1,600                74

Strategic Distribution *                                 1,400                19

Strayer Education                                          450                49

TeleTech Holdings *(ss.)                                 4,640                45

Tetra Tech *                                             2,400                40

The Princeton Review *                                   2,800                17

TRC *                                                    1,000                17

TRM Copy Centers *(ss.)                                    800                19

United Stationers *                                      1,200                55

Universal Technical Institute *(ss.)                     1,200                46

Viad                                                     1,475                42

Volt Information Sciences *                              1,000                29

Waste Connections *                                      1,950                67

Watson Wyatt                                             1,600                43

West Corporation *                                       3,200               106

                                                                           5,050

Construction & Engineering 0.4%

Dycom Industries *                                       2,233                68

EMCOR Group *                                              800                36

Englobal *(ss.)                                          2,000                 6

Granite Construction                                     2,225                59

Insituform Technologies *                                  900                20

Integrated Electrical Services *(ss.)                    2,700                13

Jacobs Engineering Group *                               2,500               120

Mastec *(ss.)                                            4,050                41

McDermott International *                                2,800                51

Michael Baker *                                          1,100                22

Quanta Services *(ss.)                                   5,200                42

Shaw Group *(ss.)                                        2,400                43

URS Corporation *                                        1,900                61

Xanser *                                                 5,700                16

                                                                             598

Electrical Equipment 0.7%

A.O. Smith                                               1,100                33

Acuity Brands                                            1,800                57

American Superconductor *(ss.)                           2,100                31

AMETEK                                                   2,900               103

Arotech *(ss.)                                           5,100                 8

Artesyn Technologies *(ss.)                              2,600                29

Baldor Electric                                          1,300                36

Beacon Power *                                           9,300                 9

BTU International *                                      2,400                 7

C&D Technologies                                         1,000                17

Capstone Turbine *                                       5,800                11

Channell Commercial *                                    1,700                14

Chase                                                    1,000                16

Encore Wire *(ss.)                                       2,200                29

Energy Conversion Devices *(ss.)                         1,800                35

Exx, Class A *                                           1,400                 2

Franklin Electric                                          800                34

Fuelcell Energy *(ss.)                                   3,000                30

General Cable *(ss.)                                     3,500                48

Genlyte Group *                                            600                51

Global Power Equipment *                                 2,800                28

Hubbell, Class B                                         2,700               141

II-VI *                                                  1,000                43

LSI Industries                                           1,625                19

MagneTek *                                               2,900                20

Medis Technologies *(ss.)                                2,000                37

Orbit International *                                    1,000                11

Oryx Technology *                                        2,100                 5

Plug Power *(ss.)                                        4,700                29

Powell Industries *                                        600                11

Regal-Beloit                                             1,200                34

Thomas & Betts *                                         2,500                77

Vicor                                                    1,800                24

Woodward Governor                                          600                43

                                                                           1,122

Industrial Conglomerates 0.3%

Alleghany                                                  333                95

Carlisle Companies                                       1,500                97

Roper Industries                                         1,600                97

Teleflex                                                 1,700                88

Tredegar                                                 1,900                39

Walter Industries (ss.)                                  2,400                81

                                                                             497

Machinery 1.9%

A.S.V. *                                                   800                38

Actuant, Class A *                                       1,210                63

AGCO *                                                   3,600                79

Albany International                                     1,710                60

American Science Engineering *                             700                29

Astec Industries *                                       1,800                31

Barnes Group                                             1,000                27

Briggs & Stratton                                        1,600                67

CLARCOR                                                    900                49

Columbus McKinnon *                                      1,200                10

Crane                                                    2,500                72

Cuno *                                                     700                42

Donaldson (ss.)                                          3,600               117

EnPro Industries *                                       1,800                53

ESCO Electronics *                                         700                54

Federal Signal (ss.)                                     2,200                39

Flowserve *                                              2,500                69

Global Payment Technologies *                            1,500                 9

Graco                                                    3,387               127

Graham                                                     900                13

Greenbrier Companies                                     1,200                41

Harsco                                                   1,900               106

Hurco Companies *(ss.)                                   2,300                38

IDEX                                                     2,200                89

JLG Industries                                           1,800                35

Joy Global                                               2,000                87

Kaydon                                                   1,300                43

Kennametal                                               1,400                70

Lincoln Electric Holdings                                2,000                69

Lindsay Manufacturing                                      950                25

Manitowoc                                                1,300                49

Met-Pro                                                    933                12

Milacron *                                               4,600                16

Mueller Industries                                       1,500                48

NACCO Industries                                           400                42

Nordson                                                  1,600                64

Oshkosh Truck                                            1,600               109

Pentair                                                  4,200               183

Reliance Steel & Aluminum                                1,300                51

Robbins & Myers (ss.)                                      900                21

SPX                                                      3,336               134

Stewart & Stevenson                                      1,100                22

Tecumseh Products, Class A                                 800                38

Tennant                                                    700                28

Terex *                                                  1,800                86

Thomas Industries                                        1,000                40

Timken                                                   3,500                91

Titan International (ss.)                                1,600                24

Toro                                                     1,100                90

Trinity Industries (ss.)                                 1,800                61

Turbochef Technologies *(ss.)                            1,200                27

Twin Disc                                                  900                23

Valmont Industries                                       1,400                35

Wabash National *                                        1,800                49

Wabtec                                                   2,300                49

Watts Industries, Class A                                1,100                35

Wolverine Tube *(ss.)                                    1,700                22

                                                                           3,100

Marine 0.1%

Alexander & Baldwin                                      2,000                85

Kirby Corporation *                                      1,200                53

Overseas Shipholding Group                               1,500                83

                                                                             221

Road & Rail 0.9%

Allied Holdings *(ss.)                                   3,500                10

Amerco *(ss.)                                            1,700                78

Arkansas Best                                            1,300                58

Dollar Thrifty Auto Group *                                600                18

Florida East Coast Industries (ss.)                      1,400                63

Genesee & Wyoming, Class A *                             1,512                43

Heartland Express                                        3,268                73

J.B. Hunt Transport Services                             3,400               152

Kansas City Southern Industries *(ss.)                   2,600                46

Knight Transportation                                    2,650                66

Laidlaw International *                                  4,200                90

Landstar Systems *                                       1,400               103

Old Dominion Freight Line *                              1,575                55

Overnite                                                 1,100                41

Patriot Transportation Holdings *(ss.)                     500                23

Pioneer Railcorp (ss.)                                   2,700                 8

RailAmerica *                                            1,600                21

Sirva *                                                  2,900                56

Swift Transportation *                                   3,490                75

Transport Corp of America *                              2,100                18

U.S. Xpress Enterprises *(ss.)                             600                18

USA Truck *                                              1,600                27

USF Corporation                                          1,300                49

Werner Enterprises                                       3,466                78

Yellow Roadway *                                         2,097               117

                                                                           1,386

Trading Companies & Distributors 0.4%

Applied Industrial Technologies                          1,200                33

Fastenal                                                 3,100               191

Hughes Supply                                            2,200                71

Lawson Products                                            700                35

MSC Industrial Direct, Class A                           2,300                83

NuCo2 *(ss.)                                             1,000                22

United Rentals *(ss.)                                    3,000                57

Valley National Gases                                    3,400                61

Watsco                                                   1,400                49

                                                                             602

Total Industrials & Business Services                                     15,669


INFORMATION TECHNOLOGY 15.0%

Communications Equipment 1.8%

3 Com *                                                 15,500                65

ADTRAN                                                   3,200                61

American Access Technologies *                           2,400                 5

Anaren *                                                 1,400                18

Arris Group *                                            3,800                27

Aspect Telecommunications *                              3,000                33

Avanex *                                                 5,800                19

Avocent *                                                2,045                83

Aware *                                                  1,300                 6

Bel Fuse, Class A                                        1,100                32

Belden CDT                                               2,875                67

Black Box                                                  970                47

C-Cor.net *                                              3,400                32

Carrier Access *(ss.)                                    1,900                20

Centillium Communications *                              4,400                11

Commscope *                                              2,500                47

Computer Network Technology *(ss.)                       1,900                14

Comtech Telecommunications *(ss.)                          925                35

Copper Mountain *(ss.)                                     400                 1

Digi International *                                     1,660                29

Digital Lightwave *(ss.)                                 3,250                 4

ditech Communications *                                  2,400                36

Echelon *(ss.)                                           2,800                24

Endwave Corporation *(ss.)                                 600                10

Enterasys Networks *                                    11,500                21

Extreme Networks *                                       5,950                39

F5 Networks *                                            1,700                83

Finisar *(ss.)                                          11,900                27

Foundry Networks *                                       5,550                73

Harmonic *                                               3,884                32

Harris                                                   2,700               167

Inter-Tel                                                1,400                38

InterDigital Communication *(ss.)                        3,000                66

Ixia *                                                   3,100                52

Juniper Networks *                                      22,530               613

MRV Communications *(ss.)                                5,120                19

NMS Communications *                                     2,200                14

Norstan *                                                1,300                 7

Oplink Communications *                                 10,800                21

Optical Cable, Warrants, 10/24/07 @*                       212                 0

Packeteer *                                              2,500                36

Paradyne Networks *                                      2,700                10

PC-Tel *                                                 2,300                18

Performance Technologies *(ss.)                          1,200                11

Plantronics                                              1,900                79

Polycom *                                                4,100                96

Powerwave Technologies *(ss.)                            5,600                47

Proxim Corporation, Class A *(ss.)                         170                 1

Redback Networks *(ss.)                                  2,774                15

Redback Networks, Warrants, 1/1/10 *                       160                 0

REMEC *(ss.)                                             3,600                26

Safenet *                                                  823                30

SeaChange International *(ss.)                           1,000                17

Sirf Technology Holdings *(ss.)                          2,900                37

Sonus Networks *(ss.)                                    9,490                54

SpectraLink                                              1,600                23

Stratex Networks *                                       4,110                 9

Stratos Lightwave *(ss.)                                   726                 3

Sunrise Telecom                                          5,900                17

Sycamore Networks *                                     11,950                49

Symmetricom *(ss.)                                       3,400                33

Tekelec *                                                2,600                53

Tellabs *                                                1,814                16

Terayon Communication Systems *                          5,100                14

Tollgrade Communications *                                 650                 8

UTStarcom *(ss.)                                         4,700               104

Verso Technology *(ss.)                                  8,496                 6

ViaSat *                                                 1,800                44

Westell Technologies *                                   5,000                34

WJ Communications *                                      3,200                11

Zhone Technologies *                                     5,775                15

                                                                           2,914

Computers & Peripherals 1.3%

Adaptec *                                                4,400                33

Advanced Digital Info *                                  2,900                29

Avid Technology *                                        1,500                93

Brocade Communications Systems *(ss.)                   10,940                84

Concurrent Computer *(ss.)                               1,600                 5

Cray *(ss.)                                              4,400                20

Datalink *                                               1,600                 5

Dataram *                                                1,150                 7

Diebold                                                  2,800               156

Electronics for Imaging *                                2,300                40

Emulex *                                                 3,420                58

Exabyte *(ss.)                                           3,900                 2

Hutchinson Technology *                                  1,200                41

Hypercom *(ss.)                                          4,400                26

Imation                                                  1,400                45

Immersion *(ss.)                                         1,500                11

InFocus *                                                3,800                35

Intergraph *(ss.)                                        1,800                48

Interphase *                                             2,400                20

Iomega *(ss.)                                            4,560                25

Maxtor *                                                 9,404                50

McDATA, Class A *                                        4,700                28

Mobility Electronics *(ss.)                              2,300                20

Overland Storage *                                       1,000                17

palmOne *(ss.)                                           2,050                65

Pinnacle *                                               3,300                20

Presstek *(ss.)                                          2,700                26

Quantum DLT & Storage Systems Group *(ss.)               8,600                22

Rimage *                                                 1,100                18

Sandisk *(ss.)                                           6,700               167

SBS Technologies *                                       1,300                18

Seagate Technology *(ss.)                               19,800               342

Silicon Graphics *(ss.)                                 17,800                31

Simpletech *                                             5,100                23

Socket Communications *                                  1,200                 2

Steelcloud *(ss.)                                        1,800                 3

Storage Technology *                                     4,900               155

Synaptics *                                              1,600                49

UNOVA *(ss.)                                             3,000                76

Video Display (ss.)                                      1,680                21

Western Digital *                                        9,300               101

Zoom Telephonics *(ss.)                                  1,100                 4

                                                                           2,041

Electronic Equipment & Instruments 1.9%

Aeroflex *                                               3,400                41

Agilysys                                                 2,100                36

Amphenol, Class A *                                      4,000               147

Anixter International                                    1,400                50

Arrow Electronics *                                      4,900               119

Avnet *                                                  4,996                91

AVX (ss.)                                                7,100                89

BEI Technologies                                         1,100                34

Bell Microproducts *(ss.)                                2,400                23

Benchmark Electronics *                                  2,000                68

Brightpoint *                                            1,600                31

CalAmp *(ss.)                                            2,500                22

CDW                                                      3,600               239

Cogent *                                                 3,500               116

Coherent *                                               1,150                35

CTS (ss.)                                                1,800                24

Cyberoptics *                                            1,150                17

Daktronics *(ss.)                                        1,300                32

Digital Theater Systems *(ss.)                           1,800                36

Digital Video Systems *                                  5,500                 4

Dionex *                                                   900                51

Electro Scientific Industries *                          1,300                26

Excel Technology *                                         900                23

FLIR Systems *                                           1,400                89

Gerber Scientific *                                      2,900                22

Global Imaging Systems *                                 1,000                40

Identix *(ss.)                                           3,074                23

Ingram Micro, Class A *                                  6,300               131

Interlink Electronics *(ss.)                               700                 7

Itron *(ss.)                                             1,500                36

Keithley Instruments                                       800                16

KEMET *(ss.)                                             3,500                31

Landauer                                                   600                27

LeCroy *                                                   500                12

Lexar Media *(ss.)                                       4,500                35

Littelfuse *                                             1,300                44

Lo-Jack *                                                1,500                18

Maxwell Technologies *                                     800                 8

Merix *(ss.)                                             1,000                12

Methode Electronics                                      1,800                23

Metrologic Instruments *(ss.)                            1,400                30

MTS Systems                                              1,500                51

National Instruments (ss.)                               3,200                87

Newport *                                                1,550                22

Nu Horizons Electronics *(ss.)                           1,400                11

OSI Systems *(ss.)                                       1,100                25

OYO Geospace *                                             800                15

Panavision *                                             1,700                11

Park Electrochemical                                     1,200                26

Paxar *                                                  1,800                40

PC Connection *                                          3,000                29

Pemstar *(ss.)                                           1,500                 3

Planar Systems *(ss.)                                      900                10

Plexus *                                                 1,860                24

Radisys *                                                1,600                31

Research Frontiers *(ss.)                                1,900                12

Rogers *                                                   800                35

SatCon Technology *(ss.)                                 3,200                 6

Scansource *(ss.)                                          700                44

Sigmatron International *(ss.)                             900                12

Sirenza Microdevices *(ss.)                              3,000                20

Somera Communications *(ss.)                             2,800                 4

Superconductor Technologies *(ss.)                         800                 1

Taser International *(ss.)                               2,400                76

Tech Data *                                              2,700               123

Technitrol *                                             1,600                29

Tektronix                                                  460                14

Trans-Lux                                                1,300                10

Trimble Navigation *                                     2,350                78

TTM Technologies *                                       2,700                32

Veeco *(ss.)                                             1,129                24

Vishay Intertechnology *                                 6,931               104

X-Rite                                                   1,700                27

Zomax *                                                    800                 3

Zygo *                                                   1,800                21

                                                                           3,018

Internet Software & Services 3.2%

24/7 Media *(ss.)                                        2,520                11

Akamai Technologies *                                    5,878                77

America Online Latin America *(ss.)                     10,600                 8
aQuantive *(ss.)                                         4,300                38

Ariba *(ss.)                                             2,747                46

Ask Jeeves *(ss.)                                        2,700                72

Autobytel *                                              2,900                17

Broadvision *(ss.)                                       4,288                12

Chordiant Software *                                     6,020                14

CMGI *(ss.)                                             17,668                45

CNET Networks *(ss.)                                     7,471                84

Corillian *                                              3,000                15

Digital Insight *                                        1,431                26

Digital River *                                          1,300                54

Digitas *                                                5,292                50

DoubleClick *(ss.)                                       6,192                48

Earthlink *                                              7,720                89

Entrust Technologies *                                   2,500                 9

Google, Class A *                                       11,500             2,221

HomeStore.com *                                          8,600                26

I-many *                                                 7,500                11

IAC/InterActiveCorp *(ss.)                              29,911               826

Infospace.com *(ss.)                                     1,485                71

Interland *(ss.)                                         2,970                10

Internap Network Services *(ss.)                        16,900                16

Interwoven *                                             3,066                33

Ivillage *(ss.)                                          5,200                32

J2 Global Communications *(ss.)                          1,200                41

Kana Software *(ss.)                                     4,567                 9

LookSmart *                                             11,500                25

MarketWatch.com *                                        2,200                40

MatrixOne *                                              4,200                27

Neoforma.com *(ss.)                                      1,200                 9

Net2Phone *(ss.)                                         4,300                15

NetRatings *(ss.)                                        2,300                44

Niku *                                                   1,000                20

Openwave Systems *(ss.)                                  2,887                45

PEC Solutions *                                          1,700                24

RealNetworks *(ss.)                                      7,900                52

Register.com *                                           1,645                10

Retek *                                                  4,045                25

S1 *                                                     3,500                32

SeeBeyond Technology *(ss.)                              4,000                14

Sonicwall *                                              4,800                30

Stellent *(ss.)                                          2,000                18

Support.com *                                            2,800                19

TippingPoint Technologies *(ss.)                           900                42

Tumbleweed Communications *                              3,800                13

United Online *                                          3,500                40

Valueclick *                                             3,200                43

VeriSign *                                              10,188               341

Vignette *                                              16,248                23

Vitria Technology *(ss.)                                 2,950                12

Webex Communications *(ss.)                              2,000                48

webMethods *(ss.)                                        3,208                23

Websense *                                                 900                46

Zixit *(ss.)                                               900                 5

                                                                           5,096

IT Services 1.9%

Acxiom                                                   4,100               108

Alliance Data Systems *                                  3,400               161

AnswerThink *                                            3,400                16

Anteon International *                                   1,600                67

BearingPoint *                                           8,700                70

BISYS Group *                                            5,600                92

CACI International, Class A *                            1,400                95

Ceridian *                                               6,500               119

Certegy                                                  3,100               110

Checkfree *                                              3,800               145

CIBER *                                                  2,900                28

Cognizant Technology Solutions *                         5,600               237

Computer Horizons *                                      3,300                13

CSG Systems International *                              2,600                49

DST Systems *                                            3,540               184

Edgewater Technology *                                   3,967                19

EFunds *                                                 1,800                43

Forrester Research *                                     1,900                34

Gartner Group *                                          4,700                58

Global Payments (ss.)                                    1,780               104

Hewitt Associates, Class A *                             4,940               158

Igate Capital *                                          4,500                18

Indus International *(ss.)                               2,900                 6

Inforte *(ss.)                                           2,200                17

InfoUSA *                                                3,100                35

Integral Systems                                           400                 8

Intrado *(ss.)                                           1,800                22

Iron Mountain *                                          5,470               167

Keane *                                                  2,460                36

Lightbridge *                                            1,638                10

Man Tech *(ss.)                                          1,400                33

Management Network Group *                                 100                 0

Maximus *                                                1,200                37

Medquist *                                               1,482                22

MPS Group *                                              3,600                44

Pegasus Solutions *(ss.)                                 1,600                20

Perot Systems, Class A *                                 5,400                87

Rainmaker Systems *(ss.)                                 7,200                 9

RightNow Technologies *(ss.)                             2,100                34

Safeguard Scientifics *                                  9,900                21

Sapient *                                                5,000                39

SRA International, Class A *                             1,100                71

Startek (ss.)                                            1,100                31

Sykes Enterprises *                                      3,400                24

Syntel (ss.)                                             2,100                37

Technology Solutions *                                   5,200                 6

Tier Technologies, Class B *                               600                 6

Titan *                                                  3,449                56

TNS *                                                    1,800                39

Total System Services (ss.)                              8,300               202

                                                                           3,047

Office Electronics 0.1%

Intelli-Check, Inc. *(ss.)                                 400                 2

Zebra Technologies *                                     3,150               177

                                                                             179

Semiconductor & Semiconductor Equipment 2.3%

Actel *                                                  1,600                28

Advanced Energy Industries *                             2,900                27

Aehr Test Systems *                                      1,600                 7

Agere Systems, Class A *                                67,700                93

Alliance Semiconductor *                                 3,100                11

AMIS Holdings *                                          3,400                56

Amkor Technology *(ss.)                                  7,800                52

Amtech Systems *                                         1,600                 7

ANADIGICS *(ss.)                                         2,595                10

Asyst Technology *                                       2,900                15

Atheros Communications *(ss.)                            2,000                21

Atmel *                                                 20,900                82

ATMI *(ss.)                                              1,200                27

Axcelis Technologies *                                   3,000                24

Brooks-Pri Automation *                                  1,764                30

Cabot Microelectronics *(ss.)                            1,032                41

California Micro Devices *                               2,300                16

Catalyst Semiconductor *                                 1,600                 9

Celeritek                                                1,100                 2

CEVA *(ss.)                                              1,600                15

Cirrus Logic *(ss.)                                      4,800                26

Cognex                                                   2,100                59

Cohu                                                     1,800                33

Conexant Systems *                                      19,381                39

Credence Systems *(ss.)                                  3,100                28

Cree *(ss.)                                              3,200               128

Cymer *                                                  1,400                41

Cypress Semiconductor *(ss.)                             5,700                67

DSP Group *                                              1,500                34

DuPont Photomasks *                                      1,100                29

Electroglas *(ss.)                                       2,400                11

EMCORE *                                                 3,200                11

Entegris *                                               3,300                33

ESS Technology *                                         2,300                16

Exar *                                                   1,800                26

Fairchild Semiconductor, Class A *                       5,310                86

FEI *(ss.)                                               1,400                29

Freescale Semiconductor, Class A *(ss.)                  4,400                78

FSI International *                                      2,200                10

Genesis Microchip *                                      1,500                24

Helix Technology (ss.)                                   1,400                24

hi/fn *(ss.)                                               409                 4

Integrated Circuit Systems *                             3,300                69

Integrated Device Technology *                           4,700                54

Integrated Silicon Solution *(ss.)                       2,900                24

International Rectifier *                                2,900               129

Intersil Holding, Class A                                6,120               102

Kopin *                                                  5,000                19

Kulicke & Soffa *(ss.)                                   3,100                27

Lam Research *                                           5,650               163

Lattice Semiconductor *                                  5,640                32

LTX *                                                    3,100                24

Mattson Technology *                                     2,913                33

MEMC Electronic Materials *                              6,700                89

Micrel *                                                 3,680                41

Micro Component Technology *                             3,100                 2

Microchip Technology                                     9,049               241

Microsemi *                                              3,400                59

Mindspeed Technologies *(ss.)                            5,700                16

MKS Instruments *                                        2,000                37

Monolithic System Technology *(ss.)                      2,600                16

Mykrolis *                                               2,400                34

Nanometrics *(ss.)                                       1,100                18

NVE *(ss.)                                                 300                 8

Omnivision Technologies *(ss.)                           2,600                48

ON Semiconductor *                                      10,900                50

PDF Solutions *                                          1,600                26

Pericom Semiconductor *                                  2,600                25

Photronics *                                             1,310                22

Pixelworks *(ss.)                                        2,700                31

PLX Technology *(ss.)                                    2,400                25

Power Integrations *                                     1,600                32

Rambus *(ss.)                                            4,380               101

RF Micro Devices *(ss.)                                  8,200                56

Rudolph Technologies *                                   1,400                24

Semitool *                                               2,600                24

Semtech *                                                3,400                74

Sigma Designs *(ss.)                                     1,600                16

Silicon Laboratories *(ss.)                              2,300                81

Silicon Storage Technology *                             4,700                28

Siliconix *                                              1,500                55

Sipex *(ss.)                                             3,100                15

Skyworks Solutions *(ss.)                                6,200                58

SRS Labs *                                               2,700                17

STATS ChipPAC ADR *(ss.)                                 4,437                27

Tessera Technologies *                                   1,700                63

Therma-Wave *(ss.)                                       3,500                12

Three-Five Systems *                                       950                 2

Transmeta *(ss.)                                         9,700                16

TranSwitch *(ss.)                                        7,400                11

TriQuint Semiconductor *                                 7,380                33

Ultratech Stepper *                                        800                15

Varian Semiconductor Equipment *                         1,600                59

Virage Logic *                                           1,500                28

Vitesse Semiconductor *(ss.)                            10,031                35

Zoran *                                                  1,948                23

                                                                           3,778

Software 2.5%

Accelrys *                                               2,000                16

Acclaim Entertainment *                                  3,100                 0

Activision *                                             5,250               106

Actuate *                                                2,700                 7

Advent Software *                                        1,400                29

Agile Software *                                         2,100                17

Altiris *(ss.)                                           1,000                35

Ansoft *                                                 1,400                28

Ansys *                                                  1,400                45

ARI Network Services *                                   3,100                 7

Ascential Software *                                     2,675                44

Aspen Technology *(ss.)                                  3,400                21

Atari *(ss.)                                             4,700                14

AuthentiDate Holding *(ss.)                              3,900                24

BEA Systems *                                           16,900               150

Borland Software *                                       3,200                37

Bottomline Technologies *                                1,500                22

Cadence Design Systems *                                11,477               159

Captaris *                                               2,600                13

Captiva Software *                                         500                 5

Catapult Communications *                                  800                19

CCC Information Services *                               1,307                29

Concord Communications *                                 1,400                16

Datastream *                                             1,500                10

Digimarc *(ss.)                                          1,100                10

DocuCorp International *(ss.)                            2,200                21

E.piphany *                                              5,640                27

ebix.com *                                                 800                12

Embarcadero *(ss.)                                       2,600                24

Epicor Software *                                        4,000                56

EPIQ Systems *(ss.)                                      1,000                15

EPlus *                                                    300                 4

Evans & Sutherland Computer *                              600                 4

Evolving Systems *(ss.)                                  1,300                 6

FactSet Research Systems                                 1,300                76

Fair Isaac (ss.)                                         3,005               110

FileNet *                                                1,700                44

Guardian Technologies *(ss.)                             1,500                 7

Hyperion Solutions *                                     1,800                84

Informatica *                                            4,400                36

Internet Security Systems *                              2,250                52

Jack Henry & Associates                                  3,600                72

JDA Software Group *                                     1,400                19

Kronos *                                                 1,450                74

Lawson Software *                                        4,400                30

Macromedia *                                             2,710                84

Macrovision *                                            1,800                46

Magma Design Automation *(ss.)                           2,300                29

Manhattan Associates *                                   1,200                29

Manugistics Group *                                      5,100                15

MAPICS *                                                 1,500                16

MapInfo *                                                1,575                19

McAfee *                                                 6,672               193

Mentor Graphics *                                        2,700                41

Micromuse *                                              3,460                19

MICROS Systems *                                           700                55

MicroStrategy *(ss.)                                       600                36

Midway Games *(ss.)                                      2,879                30

Moldflow *                                               1,200                19

MRO Software *                                             900                12

MSC.Software *(ss.)                                      1,900                20

Napster *(ss.)                                           2,400                23

NAVTEQ *                                                 4,100               190

NEON Systems *                                           1,200                 4

netGuru *(ss.)                                           2,400                 3

NetIQ *                                                  2,358                29

NetScout Systems *(ss.)                                  1,300                 9

Nuance Communications *                                  3,200                13

NYFIX *(ss.)                                               850                 5

ONYX Software *                                            625                 2

OPNET Technologies *                                     1,300                11

Opsware *(ss.)                                           5,400                40

Palmsource *(ss.)                                          902                12

Pegasystems *                                            2,200                19

Phoenix Technologies *                                   1,200                10

PLATO Learning *(ss.)                                    1,466                11

Portal Software *                                        4,160                11

Progress Software *                                      1,500                35

Quality Systems *(ss.)                                     500                30

Quest Software *                                         3,900                62

Radiant Systems *(ss.)                                   1,150                 8

Red Hat *(ss.)                                           8,000               107

Renaissance Learning (ss.)                               1,500                28

Reynolds & Reynolds                                      3,100                82

RSA Security *                                           2,950                59

Salesforce.com *(ss.)                                    4,600                78

ScanSoft *(ss.)                                          4,800                20

SCO Group *(ss.)                                         1,200                 5

Secure Computing *                                       2,400                24

SERENA Software *(ss.)                                   1,700                37

Sonic Solutions *(ss.)                                   1,300                29

SPSS *                                                   1,600                25

Sybase *                                                 3,972                79

Synopsys *                                               6,566               129

Take-Two Interactive Software *(ss.)                     1,800                63

TALX Corporation                                           940                24

Telecommunication Systems, Class A *(ss.)                  600                 2

THQ *(ss.)                                               1,625                37

TIBCO Software *                                         8,550               114

Transaction Systems Architects *                         2,100                42

Ulticom *(ss.)                                           1,800                29

Ultimate Software Group *                                3,500                44

VA Linux Systems *(ss.)                                  2,600                 7

Vastera *                                                2,300                 6

Verint Systems *                                         1,300                47

Verisity *                                               1,100                 9

Verity *                                                 2,600                34

Viewpoint Corporation *(ss.)                             4,300                13

WatchGuard Technologies *                                2,100                 9

Wind River Systems *                                     3,776                51

Witness Systems *                                        1,200                21

                                                                           4,080

Total Information Technology                                              24,153

MATERIALS 4.4%

Chemicals 1.7%

A. Schulman                                              1,300                28

Airgas                                                   3,300                87

Albermarle                                               1,800                70

Arch Chemicals                                             950                27

Cabot                                                    2,900               112

Calgon Carbon (ss.)                                      3,500                32

Cambrex                                                  1,200                33

CFC International *                                      1,600                25

Crompton                                                 4,124                49

Cytec Industries                                         1,600                82

Ferro                                                    1,800                42

FMC *                                                    1,500                72

Georgia Gulf                                             1,700                85

H.B. Fuller                                              1,120                32

Headwaters *(ss.)                                        1,600                46

ICO *                                                    5,500                17

Kronos Worldwide (ss.)                                   2,299                94

Lesco *                                                  1,200                15

Lubrizol                                                 2,200                81

Lyondell Chemical                                       10,645               308

Macdermid                                                1,400                51

Minerals Technologies                                      800                53

Mosaic *                                                15,600               255

Nalco Holding *                                          6,000               117

Nanophase Technologies *(ss.)                            2,300                20

NL Industries                                            2,300                51

Olin                                                     3,100                68

OM Group *                                               1,100                36

OMNOVA Solutions *                                       4,300                24

PolyOne *                                                4,400                40

RPM                                                      4,700                92

Scotts, Class A *                                        1,200                88

Sensient Technologies (ss.)                              2,100                50

Spartech                                                 1,200                33

Symyx Technologies *(ss.)                                1,350                41

Terra Nitrogen *                                         2,800                62

Valhi (ss.)                                              5,000                80

Valspar                                                  2,200               110

W. R. Grace *(ss.)                                       5,400                73

Wellman (ss.)                                            2,400                26

Westlake Chemical                                        2,700                90

                                                                           2,797

Construction Materials 0.3%

Devcon International *                                   2,100                32

Eagle Materials (ss.)                                      800                69

Florida Rock Industries                                  1,825               109

Lafarge                                                  2,900               149

Martin Marietta Materials                                2,000               107

Texas Industries                                           800                50

US Concrete *                                            1,900                15

                                                                             531

Containers & Packaging 0.7%

Aptargroup                                               1,500                79

Caraustar *                                              1,300                22

Chesapeake Corp.                                           600                16

Crown Cork & Seal *                                      8,200               113

Graphic Packaging *(ss.)                                 8,400                60

Greif Brothers                                           1,100                62

Longview Fibre                                           2,100                38

Myers Industries                                         2,710                35

Owens-Illinois *                                         6,200               140

Packaging Corp. of America                               4,700               111

Packaging Dynamics                                       1,180                17

Rock-Tenn, Class A                                       1,800                27

Silgan Holdings                                          1,100                67

Smurfit-Stone Container *                               10,800               202

Sonoco Products                                          4,360               129

                                                                           1,118

Metals & Mining 1.4%

AK Steel *(ss.)                                          5,844                85

Arch Coal                                                2,400                85

Carpenter Technology                                     1,000                58

Century Aluminum *                                       2,200                58

Cleveland-Cliffs (ss.)                                     600                62

Coeur d'Alene Mines *(ss.)                               8,600                34

Commercial Metals                                        1,100                56

CONSOL Energy                                            4,200               172

Gibraltar Industries                                     1,950                46

Glamis Gold *(ss.)                                       5,300                91

GrafTech International *                                 4,300                41

Hecla Mining *(ss.)                                      6,500                38

International Steel Group *(ss.)                         4,000               162

Massey                                                   3,700               129

Meridian Gold *                                          4,200                80

NN                                                       1,600                21

Northwest Pipe *                                         1,400                35

Oregon Steel Mills *                                     2,000                41

Peabody Energy                                           2,700               218

Quanex                                                     900                62

Royal Gold (ss.)                                         1,700                31

Ryerson Tull (ss.)                                       1,900                30

Southern Peru Copper (ss.)                               3,300               156

Steel Dynamics (ss.)                                     2,200                83

Steel Technologies                                       1,100                30

Stillwater Mining *                                      4,717                53

Synalloy *                                               1,500                15

U.S. Gold *                                              4,300                 2

Universal Stainless & Alloy Products *                   2,900                43

USEC                                                     4,200                41

Westmoreland Coal *(ss.)                                 1,200                37

Worthington Industries                                   3,700                72

                                                                           2,167

Paper & Forest Products 0.3%

Badger Paper Mills *                                     1,900                 8

Bowater                                                  2,300               101

Buckeye Technologies *                                   2,600                34

Deltic Timber                                              700                30

FiberMark *                                              1,800                 0

MAXXAM *                                                 1,500                49

P. H. Glatfelter                                         1,800                28

Pope & Talbot                                            1,100                19

Potlatch                                                 1,300                66

Schweitzer Mauduit                                       1,100                37

Wausau-Mosinee Paper                                     2,300                41

                                                                             413

Total Materials                                                            7,026


TELECOMMUNICATION SERVICES 1.6%

Diversified Telecommunication Services 0.7%

Acceris Communications *(ss.)                              900                 0

Alaska Communications Systems Group (ss.)                2,700                23

Broadwing *(ss.)                                         2,490                23

Cincinnati Bell *                                        9,448                39

Commonwealth Telephone Enterprises *                     1,100                54

Covad Communications Group *(ss.)                       13,362                29

CT Communications                                        1,900                23

D&E Communications                                       2,009                24

General Communications, Class A *                        2,300                25

Hickory Technology (ss.)                                 1,200                13

IDT *                                                    3,800                56

Infonet Services *(ss.)                                 13,600                27

Level 3 Communications *(ss.)                           30,900               105

Lynch Interactive *(ss.)                                   700                22

MCI *                                                   12,800               258

McLeodUSA, Class A *                                     3,461                 3

McLeodUSA, Class A (Escrowed stock) @*(ss.)             16,412                 0

NTL *                                                    3,600               263

Primus Telecommunications *(ss.)                         6,500                21

PTEK Holdings *                                          2,700                29

Surewest Communications (ss.)                              700                20

Time Warner Telecom, Class A *                           7,260                32

US LEC, Class A *(ss.)                                   1,800                 6

XETA Technologies *                                      2,400                 9

                                                                           1,104

Wireless Telecommunication Services 0.9%

@Road *                                                  4,900                34

Aether Systems *                                         5,700                19

Alamosa Holdings *(ss.)                                  5,300                66

American Tower Systems, Class A *                        9,600               177

Boston Communications Group *(ss.)                       2,400                22

Centennial Communications *(ss.)                         6,500                51

Crown Castle International *                             9,200               153

Dobson Communications, Class A *                         9,600                16

EMS Technologies *                                         400                 7

Metro One Telecommunications *(ss.)                      1,050                 2

Nextel Partners, Class A *(ss.)                          8,100               158

Price Communications                                     2,450                46

Rural Cellular, Class A *(ss.)                           1,700                11

Skyterra Communications *                                2,000                54

Spectrasite *                                            2,200               127

Telephone and Data Systems                               2,500               192

Triton PCS, Class A *                                    5,800                20

U. S. Cellular *                                         3,700               166

Western Wireless, Class A *                              4,100               120

Wireless Facilities *                                    2,800                26

                                                                           1,467

Total Telecommunication Services                                           2,571


UTILITIES 2.8%

Electric Utilities 1.2%

ALLETE                                                   1,100                40

Alliant                                                  4,700               134

Baycorp Holdings *                                         662                 8

Black Hills                                              1,300                40

Central Vermont Public Service                           1,100                26

CH Energy Group (ss.)                                      800                38

Cleco                                                    1,900                38

DPL (ss.)                                                5,900               148

DQE (ss.)                                                3,000                57

El Paso Electric *                                       2,200                42

Empire District Electronics                              1,600                36

Great Plains Energy                                      3,200                97

Hawaiian Electric Industries (ss.)                       3,000                87

IdaCorp                                                  1,500                46

Madison Gas and Electric                                   700                25

Maine Maritimes                                            100                 3

Northeast Utilities                                      5,400               102

NSTAR                                                    2,115               115

OGE Energy                                               3,800               101

Otter Tail                                               1,000                25

Potomac Electric Power                                   6,700               143

Public Service of New Mexico                             3,000                76

Puget Energy                                             4,600               114

Unisource Energy (ss.)                                   1,500                36

United Illuminating (ss.)                                  600                31

Unitil                                                     800                23

Westar Energy                                            3,500                80

Wisconsin Energy                                         4,900               165

WPS Resources                                            1,600                80

                                                                           1,956

Gas Utilities 0.5%

AGL Resources                                            2,900                96

Atmos Energy                                             2,300                63

Cascade Natural Gas (ss.)                                1,100                23

Chesapeake Utilities                                       800                21

EnergySouth                                                850                24

Laclede Gas                                                700                22

New Jersey Resources                                     1,100                48

Northwest Natural Gas (ss.)                                900                30

Piedmont Natural Gas (ss.)                               3,200                74

RGC Resources                                              700                18

SEMCO Energy                                             3,000                16

South Jersey Industries                                    600                32

Southern Union (ss.)                                     3,121                75

Southwest Gas                                            1,000                26

UGI                                                      1,950                80

Washington Gas Light                                     2,400                74

Multi-Utilities & Unregulated Power 1.0%

Aquila *(ss.)                                            6,788                25

Avista                                                   2,300                41

Energen                                                  1,300                77

Energy East                                              6,100               163

Equitable Resources                                      2,600               158

Florida Public Utilities                                 1,033                20

MDU Resources Group                                      4,750               127

National Fuel Gas Company                                3,800               108

NRG Energy *                                             4,600               166

ONEOK                                                    3,700               105

Questar                                                  3,600               183

Reliant Resources *                                     12,500               170

SCANA                                                    4,610               181

Sierra Pacific Resources *(ss.)                          5,300                56

Vectren                                                  3,399                91

                                                                           1,671

Water Utilities 0.1%

Aqua America                                             3,951                97

California Water Service Group                           1,200                45

Connecticut Water Service (ss.)                            850                23

Pennichuck                                                 200                 5

                                                                             170

Total Utilities                                                            4,519


Total Common Stocks and Warrants (Cost  $128,735)                        157,336

CONVERTIBLE PREFERRED STOCKS 0.0%

Simon Property Group *                                     600                35

Total Convertible Preferred Stocks (Cost  $32)                                35

SHORT-TERM INVESTMENTS 2.1%

Money Market Fund 1.9%

T. Rowe Price Reserve Investment Fund, 2.28% #!      3,132,173             3,132

                                                                           3,132

U.S. Treasury Obligations 0.2%

U.S. Treasury Bills, 1.70%, 1/27/05 ++                 330,000               330

                                                                             330

Total Short-Term Investments (Cost $3,462)                                 3,462


FUTURES CONTRACTS 0.0%

Variation margin receivable (payable)
on open futures contracts2                                                     4

Total Futures Contracts                                                        4

SECURITIES LENDING COLLATERAL 18.3%

Money Market Pooled Account 18.3%

State Street Bank and Trust Company of
New Hampshire N.A. Securities Lending
Quality Trust units, 2.276% #                       29,484,993            29,485

Total Securities Lending Collateral (Cost $29,485)                        29,485

Total Investments in Securities

118.1% of Net Assets (Cost $161,714)                                $    190,322
                                                                    ------------

(1)   Denominated in U.S. dollars unless otherwise noted

#     Seven-day yield

*     Non-income producing

(ss.) All or a portion of this security is on loan at December 31, 2004 -- See
      Note 2

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2004

!     Affiliated company -- See Note 4

@ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

ADR   American Depository Receipts

REIT  Real Estate Investment Trust

--------------------------------------------------------------------------------

(2) Open Futures Contracts at December 31, 2004 were as follows:
($ 000s)

                                                        Contract     Unrealized
                                          Expiration      Value      Gain (Loss)
                                          ----------    --------     -----------

Long, 18 S & P Midcap Mini 400
contracts, $54 par of 1.70% U.S.
Treasury Bills pledged as initial margin     3/05      $   1,198     $       39

Long, 26 Russell Mini 2000 Index
contracts, $77 par of 1.70% U.S.
Treasury Bills pledged as initial margin     3/05          1,700             34

Long, 10 S & P Mini 500 Index contracts,
$34 par of 1.70% U.S. Treasury Bills
pledged as initial margin                    3/05            607             15

Net payments (receipts) of variation
margin to date                                                              (84)

Variation margin receivable (payable)
on open futures contracts                                           $         4
                                                                    ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
                                                               December 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value
  Affiliated companies (cost $3,132)                             $        3,132

  Non-affiliated companies (cost $158,582)                              187,190

  Total investments in securities                                       190,322

Other assets                                                                793

Total assets                                                            191,115

Liabilities

Obligation to return securities lending collateral                       29,485

Other liabilities                                                           512

Total liabilities                                                        29,997

NET ASSETS                                                       $      161,118
                                                                 --------------

Net Assets Consist of:

Undistributed net investment income (loss)                       $          108

Undistributed net realized gain (loss)                                  (13,774)

Net unrealized gain (loss)                                               28,694

Paid-in-capital applicable to 12,157,299 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      146,090

NET ASSETS                                                       $      161,118
                                                                 --------------

NET ASSET VALUE PER SHARE                                        $        13.25
                                                                 --------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                            Year
                                                                           Ended
                                                                        12/31/04

Investment Income (Loss)

Income
  Dividend                                                       $        1,594

  Securities lending                                                         72

  Interest                                                                    8

  Total income                                                            1,674

Investment management and administrative expense                            546

Net investment income (loss)                                              1,128

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                              3,198

  Futures                                                                   514

  Net realized gain (loss)                                                3,712

Change in net unrealized gain (loss)
  Securities                                                             19,338

  Futures                                                                   (35)

  Change in net unrealized gain (loss)                                   19,303

Net realized and unrealized gain (loss)                                  23,015

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                           $       24,143
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                             Year
                                                            Ended
                                                         12/31/04       12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                         $   1,128      $     776

  Net realized gain (loss)                                 3,712            (76)

  Change in net unrealized gain (loss)                    19,303         31,681

  Increase (decrease) in net assets
  from operations                                         24,143         32,381

Distributions to shareholders
  Net investment income                                   (1,093)          (733)

Capital share transactions *
  Shares sold                                             54,554         42,770

  Distributions reinvested                                 1,060            709

  Shares redeemed                                        (36,433)       (22,910)

  Redemption fees received                                     7              5

  Increase (decrease) in net assets
  from capital share transactions                         19,188         20,574

Net Assets

Increase (decrease) during period                         42,238         52,222

Beginning of period                                      118,880         66,658

End of period                                          $ 161,118      $ 118,880
                                                       ---------      ---------

(Including undistributed net investment income of $108 at 12/31/04 and $73 at 12/31/03)

*Share information
  Shares sold                                              4,604          4,525

  Distributions reinvested                                    81             65

  Shares redeemed                                         (3,077)        (2,437)

  Increase (decrease) in shares outstanding                1,608          2,153

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
                                                               December 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index(RT), as represented by the Dow Jones Wilshire 4500 Completion Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accured interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Redemption Fees
A 0.5% fee is assessed on redemptions of fund shares held less than 90 days to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities, and unrealized gains and losses on futures contracts are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended December 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2004, the value of loaned securities was $28,663,000; aggregate collateral consisted of $29,485,000 in the money market pooled trust and U.S. government securities valued at $33,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $35,545,000 and $14,691,000, respectively, for the year ended December 31, 2004.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2004 totaled $1,093,000 and were characterized as ordinary income for tax purposes. At December 31, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
 Unrealized appreciation                                      $      48,963,000

 Unrealized depreciation                                            (20,358,000)
                                                                    -----------
 Net unrealized appreciation (depreciation)                          28,605,000

 Undistributed ordinary income                                          127,000

 Capital loss carryforwards                                         (13,704,000)

 Paid-in capital                                                    146,090,000

 Net assets                                                   $     161,118,000
                                                              -----------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the year ended December 31, 2004, the fund utilized $3,676,000 of capital loss carryforwards. As of December 31, 2004, the fund had $4,777,000 of capital loss carryforwards that expire in 2009, $8,759,000 that expire in 2010, and $168,000 that expire in 2011.

At December 31, 2004, the cost of investments for federal income tax purposes was $161,803,000.

Note 4- Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2004, $83,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2004, dividend income from the Reserve Funds totaled $74,000, and the value of shares of the Reserve Funds held at December 31, 2004 and December 31, 2003 was $3,132,000 and $4,449,000, respectively.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Extended Equity Market Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Extended Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2005

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------

Tax Information (Unaudited) for the Tax Year Ended 12/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $657,000 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $643,000 of the fund's income qualifies for the dividends-received deduction.

Information on Proxy Voting Policies, Procedures, and Records
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

How to Obtain Quarterly Portfolio Holdings
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, compliance matters, advisory fees, expenses, and other business affairs, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of
T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected *                Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1945)                        Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
1994

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
1994                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc. (1999-2003); Managing
2003                          Director and Head of International Private
                              Banking, Bankers Trust (1996-1999); Director, Eli
                              Lilly and Company and Georgia Pacific
                              (5/04 to present)

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(1946)                        a real estate investment company; Partner,
2001                          Blackstone Real Estate Advisors, L.P.; Director,
                              AMLI Residential Properties Trust and The Rouse
                              Company, real estate developers

* Each independent director oversees 112 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price     Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]         Directorships of Other Public Companies

James A.C. Kennedy, CFA      Director and Vice President, T. Rowe Price and
(1953)                       T. Rowe Price Group, Inc.; Director, T. Rowe Price
1997                         Global Investment Services Limited and T. Rowe
[43]                         Price International,Inc.

James S. Riepe               Director and Vice President, T. Rowe Price; Vice
(1943)                       Chairman of the Board, Director, and Vice
1990                         President, T. Rowe Price Group, Inc.; Chairman of
[112]                        the Board and Director, T. Rowe Price Global Asset
                             Management Limited, T. Rowe Price Global
                             Investment Services Limited, T. Rowe Price
                             Investment Services, Inc., T. Rowe Price Retirement
                             Plan Services, Inc., and T. Rowe Price Services,
                             Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company;
                             Director, T. Rowe Price International, Inc.;
                             Chairman of the Board, Index Trust

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served           Principal Occupation(s)

Jeanne M. Aldave (1971)            Assistant Vice President, T. Rowe Price
Vice President, Index Trust

E. Frederick Bair, CFA, CPA (1969) Vice President, T. Rowe Price and  T. Rowe
Executive Vice President,          Price Trust Company
Index Trust

Stephen V. Booth, CPA (1961)       Vice President, T. Rowe Price, T. Rowe Price
Vice President, Index Trust        Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (1960)           Vice President, T. Rowe Price, T. Rowe Price
Treasurer, Index Trust             Group, Inc., T. Rowe Price Investment
                                   Services, Inc., and T. Rowe Price Trust
                                   Company

Wendy R. Diffenbaugh (1953)        Vice President, T. Rowe Price
Vice President, Index Trust

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Roger L. Fiery III, CPA (1959)     Vice President, T. Rowe Price, T. Rowe Price
Vice President, Index Trust        Group, Inc., T. Rowe Price International,
                                   Inc., and T. Rowe Price Trust Company

John R. Gilner (1961)              Chief Compliance Officer and Vice President,
Chief Compliance Officer,          T. Rowe Price; Vice President, T. Rowe Price
Index Trust                        Investment Services, Inc., and T. Rowe Price
                                   Group, Inc.

Gregory S. Golczewski (1966)       Vice President, T. Rowe Price and T. Rowe
Vice President, Index Trust        Price Trust Company

Ann M. Holcomb, CFA (1972)         Vice President, T. Rowe Price
Vice President, Index Trust

Henry H. Hopkins (1942)            Director and Vice President, T. Rowe Price
Vice President, Index Trust        Investment Services, Inc., T. Rowe Price
                                   Services, Inc., and T. Rowe Price Trust
                                   Company; Vice President, T. Rowe Price,
                                   T. Rowe Price Group, Inc., T. Rowe Price
                                   International, Inc., and T. Rowe Price
                                   Retirement Plan Services, Inc.

Patricia B. Lippert (1953)         Assistant Vice President, T. Rowe Price
Secretary, Index Trust             and T. Rowe Price Investment Services, Inc.

Sudhir Nanda, PhD, CFA (1959)      Vice President, T. Rowe Price and T. Rowe
Vice President, Index Trust        Price Group, Inc.

Ken D. Uematsu, CFA (1966)         Employee, T. Rowe Price
Assistant Vice President,
Index Trust

Julie L. Waples (1970)             Vice President, T. Rowe Price
Vice President, Index Trust

Richard T. Whitney, CFA (1958)     Vice President, T. Rowe Price, T. Rowe Price
President, Index Trust             Group, Inc., T. Rowe Price International,
                                   Inc., and T. Rowe Price Trust Company

Mary C. Wojciechowski, CFA (1962)  Vice President, T. Rowe Price and T. Rowe
Vice President, Index Trust        Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.


Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $7,127                $7,926
     Audit-Related Fees                       1,005                   454
     Tax Fees                                 1,933                 2,058
     All Other Fees                               -                   124

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $903,000 and $821,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     February 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     February 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     February 18, 2005